UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3320

Fidelity Colchester Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2006

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Institutional Money Market Funds:

Government Portfolio

December 31, 2006

1.811316.102

GVP-QTLY-0207

Investments December 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Federal Agencies - 9.6%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Fannie Mae - 1.3%
3/15/07 to 12/28/07	5.25 to 5.34%	$ 103,174	$ 102,800
Federal Home Loan Bank - 5.8%
1/2/07 to 12/28/07	5.17 to 5.48 (b)	446,295	446,139
Freddie Mac - 2.5%
1/9/07 to 1/19/07	4.75 to 5.11	191,515	191,121
TOTAL FEDERAL AGENCIES			740,060
Repurchase Agreements - 90.3%
	Maturity Amount (000s)
In a joint trading account at 5.33% dated 12/29/06 due 1/2/07:
(Collateralized by U.S. Government Obligations) #	$ 5,477,030	5,473,789
(Collateralized by U.S. Government Obligations) #	251,366	251,217
With:
Barclays Capital, Inc. at 5.31%, dated 11/6/06 due 11/2/07 (Collateralized by Mortgage Loan Obligations valued at $226,440,000, 4.11% - 7.01%, 8/1/12 - 11/1/36) (b)(c)	233,811	222,000
CS First Boston Corp. at 5.21%, dated 12/5/06 due 6/5/07 (Collateralized by Mortgage Loan Obligations valued at $50,873,102, 5.49% - 8.75%, 5/15/17 - 11/16/38)	50,291	49,000
Deutsche Bank Securities, Inc. at:
5.26%, dated 12/14/06 due 9/14/07 (Collateralized by Mortgage Loan Obligations valued at $47,940,000, 3.77% - 8%, 9/1/11 - 2/1/41)	48,882	47,000
5.28%, dated 12/11/06 due 6/11/07 (Collateralized by Mortgage Loan Obligations valued at $71,400,001, 4.28% - 7.48%, 8/1/08 - 12/1/36)	71,867	70,000
5.29%, dated 9/22/06 due 3/22/07 (Collateralized by Mortgage Loan Obligations valued at $93,840,000, 2.95% - 14.69%, 1/15/18 - 7/15/36)	94,447	92,000
5.34%, dated 10/25/06 due 4/25/07 (Collateralized by Mortgage Loan Obligations valued at $117,300,001, 3.37% - 7.5%, 8/1/12 - 1/1/37)	118,105	115,000

	Maturity Amount (000s)	Value (000s)
Merrill Lynch Government Securities, Inc. at 5.28%, dated 10/4/06 due 4/4/07 (Collateralized by Mortgage Loan Obligations valued at $143,578,807, 4.25% - 10.5%, 8/15/11 - 11/15/36)	$ 142,710	$ 139,000
Morgan Stanley & Co., Inc. at:
5.26%, dated 12/15/06 due 9/17/07 (Collateralized by Mortgage Loan Obligations valued at $72,750,188, 5.5% - 6.5%, 3/1/36 - 11/1/36)	73,863	71,000
5.28%, dated 12/28/06 due 9/28/07 (Collateralized by Mortgage Loan Obligations valued at $77,871,318, 5.5% - 6.5%, 3/1/36 - 11/1/36)	79,054	76,000
UBS Warburg LLC at:
5.29%, dated 10/5/06 due 10/3/07 (Collateralized by Mortgage Loan Obligations valued at $149,351,747, 5% - 5.5%, 5/15/22 - 11/15/32) (b)(c)	152,734	145,000
5.38%, dated 6/8/06 due 3/30/07 (Collateralized by Mortgage Loan Obligations valued at $128,754,778, 5% - 6%, 2/15/29 - 7/15/36)	130,511	125,000
5.4%, dated 8/30/06 due 6/26/07 (Collateralized by Mortgage Loan Obligations valued at $46,352,127, 4% - 5.5%, 4/25/17 - 7/25/36)	47,025	45,000
TOTAL REPURCHASE AGREEMENTS		6,921,006
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $7,661,066)	7,661,066
NET OTHER ASSETS - 0.1%	4,937
NET ASSETS - 100%	$ 7,666,003
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.

(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

(c) The maturity amount is based on the rate at period end.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$5,473,789,000 due 1/02/07 at 5.33%
ABN AMRO Bank N.V., New York Branch	$ 929,867
BNP Paribas Securities Corp.	591,989
Banc of America Securities LLC	929,867
Barclays Capital, Inc.	929,867
Bear Stearns & Co., Inc.	1,394,799
Greenwich Capital Markets, Inc.	232,467
HSBC Securities (USA), Inc.	464,933
$ 5,473,789
$251,217,000 due 1/02/07 at 5.33%
BNP Paribas Securities Corp.	$ 79,030
Banc of America Securities LLC	28,495
Barclays Capital, Inc.	143,692
$ 251,217
Income Tax Information
At December 31, 2006, the aggregate cost of investment securities for income tax purposes was $7,661,066,000.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Security transactions are accounted for as of trade date.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Institutional Money Market Funds:

Money Market Portfolio

December 31, 2006

1.811317.102
MMP-QTLY-0207

Investments December 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Certificates of Deposit - 27.4%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Domestic Certificates Of Deposit - 0.4%
American Express Centurion Bank
6/21/07	5.35%	$ 102,000	$ 102,000
Huntington National Bank, Columbus
3/21/07	5.36	20,000	20,000
			122,000
London Branch, Eurodollar, Foreign Banks - 9.2%
Calyon
1/24/07 to 2/12/07	5.00 to 5.22	235,000	235,000
Credit Agricole SA
2/12/07 to 4/18/07	5.32 to 5.36	510,000	510,000
Credit Industriel et Commercial
1/29/07 to 5/8/07	5.22 to 5.40	661,000	661,000
Deutsche Bank AG
1/30/07	4.86	160,000	160,000
Dresdner Bank AG
3/5/07	5.40	75,000	75,000
HBOS Treasury Services PLC
3/8/07 to 5/23/07	5.30 to 5.36	460,000	460,000
Landesbank Hessen-Thuringen
4/17/07	5.36	75,000	75,000
Societe Generale
4/17/07 to 1/3/08	5.30 to 5.35	377,000	377,000
			2,553,000
New York Branch, Yankee Dollar, Foreign Banks - 17.8%
BNP Paribas SA
4/17/07 to 10/2/07	5.30 to 5.45	488,000	488,000
Canadian Imperial Bank of Commerce
1/16/07 to 1/23/07	5.35 to 5.43 (c)	385,000	385,000
Credit Suisse First Boston
1/22/07 to 3/12/07	5.34 to 5.35 (c)	525,000	525,000
Credit Suisse Group
6/4/07	5.40 to 5.43	267,000	267,000
DEPFA BANK PLC
1/25/07	5.33	80,000	80,000
Deutsche Bank AG
2/5/07 to 1/11/08	4.90 to 5.43 (c)	851,000	851,000
HBOS Treasury Services PLC
4/17/07 to 5/23/07	5.35 to 5.36	275,000	275,000
Landesbank Baden-Wuert
4/13/07	5.35	110,000	110,002
Mizuho Corporate Bank Ltd.
1/25/07 to 2/14/07	5.34 to 5.56	514,000	514,000
Natexis Banques Populaires NY CD
12/12/07 to 12/18/07	5.40	359,000	359,000
Norinchukin Bank
2/20/07 to 3/1/07	5.35	939,000	939,002
Sumitomo Mitsui Banking Corp.
1/26/07 to 4/18/07	5.32 to 5.38	57,600	57,600

Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Unicredito Italiano Spa, New York
1/29/07	5.34% (c)	$ 70,000	$ 69,986
			4,920,590
TOTAL CERTIFICATES OF DEPOSIT			7,595,590
Commercial Paper - 24.6%

Aegis Finance LLC
1/12/07 to 2/8/07	5.33 to 5.34	71,000	70,719
Apache Corp.
1/16/07	5.40 (b)	20,000	19,955
Aquifer Funding LLC
1/4/07 to 1/5/07	5.34	253,000	252,857
AT&T, Inc.
1/25/07 to 2/14/07	5.34 to 5.36	78,000	77,620
Bank of America Corp.
6/4/07	5.35	42,000	41,062
Bavaria TRR Corp.
1/11/07 to 1/25/07	5.37 to 5.40	127,000	126,652
BellSouth Corp.
3/1/07	5.35	10,000	9,913
Bradford & Bingley PLC
2/5/07	5.34	23,000	22,882
Caisse Nat des Caisses d' Epargne
2/2/07	5.33 (b)	60,000	59,721
Capital One Multi-Asset Execution Trust
2/7/07 to 3/14/07	5.34 to 5.35	126,500	125,369
Catholic Health Initiatives
2/13/07	5.36	47,300	47,300
Charta LLC
2/16/07	5.39	31,000	30,788
Citibank Credit Card Master Trust I (Dakota Certificate Program)
2/7/07	5.34	150,000	149,189
ConocoPhillips Qatar Funding Ltd.
1/19/07 to 4/13/07	5.40 to 5.43 (b)	10,000	9,912
Countrywide Financial Corp.
3/15/07 to 3/21/07	5.35 to 5.37	82,300	81,368
Cullinan Finance Corp.
1/23/07	5.56 (b)	30,000	29,901
Davis Square Funding V Corp.
2/22/07 to 3/16/07	5.35 to 5.36	53,000	52,528
DEPFA BANK PLC
3/20/07	5.35	65,000	64,263
DZ Bank AG
1/16/07 to 2/2/07	5.32 to 5.33	392,000	390,346
Emerald (MBNA Credit Card Master Note Trust)
1/16/07 to 3/12/07	5.32 to 5.35	439,769	437,300
FCAR Owner Trust
1/16/07 to 3/15/07	5.32 to 5.57	451,900	449,171
Giro Funding US Corp.
1/16/07 to 3/30/07	5.33 to 5.35	305,000	303,528
Commercial Paper - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Grampian Funding LLC
1/26/07 to 4/10/07	5.32 to 5.35%	$ 441,000	$ 436,911
Grenadier Funding Corp.
2/13/07 to 3/22/07	5.32 to 5.35	193,249	191,285
Harrier Finance Funding LLC
6/27/07	5.35 (b)	113,939	111,028
HSBC Finance Corp.
3/23/07	5.35	35,000	34,584
Hypo Real Estate Bank International AG
3/12/07	5.38	19,000	18,804
Kestrel Funding (US) LLC
1/17/07	5.34 (b)	16,200	16,162
Market Street Funding Corp.
1/17/07 to 3/22/07	5.33 to 5.36	82,828	82,545
Michigan Gen. Oblig.
10/4/07	5.41	51,200	51,200
Monument Gardens Funding
1/22/07 to 3/27/07	5.34 to 5.38	425,251	422,462
Motown Notes Program
1/19/07 to 3/23/07	5.35 to 5.38	135,900	134,826
Nationwide Building Society
2/12/07 to 3/9/07	5.33 to 5.34	270,000	268,231
Nelnet Student Funding Ext CP LLC
1/9/07 to 3/19/07	5.33 to 5.34	152,428	151,549
Newport Funding Corp.
1/26/07 to 2/12/07	5.32 to 5.34	140,000	139,326
Paradigm Funding LLC
1/22/07 to 3/26/07	5.33 to 5.39	294,694	293,037
Park Granada LLC
3/20/07	5.35	45,000	44,485
Park Sienna LLC
1/11/07 to 3/29/07	5.32 to 5.36	157,000	156,072
Scaldis Capital LLC
4/13/07	5.36	15,000	14,778
Skandinaviska Enskilda Banken AB
1/19/07	5.31 (b)(c)	50,000	49,995
Strand Capital LLC
1/19/07 to 2/20/07	5.34 to 5.38	208,000	207,286
Stratford Receivables Co. LLC
1/8/07 to 2/14/07	5.33 to 5.40	506,635	504,916
Thames Asset Global Securities No. 1, Inc.
1/22/07 to 3/7/07	5.32 to 5.38	55,771	55,403
UniCredito Italiano Bank (Ireland) PLC
3/13/07 to 4/16/07	5.35 to 5.36	184,000	181,536
Verizon Communications, Inc.
2/8/07 to 2/16/07	5.37 (b)	180,000	178,876
Zenith Funding Corp.
3/6/07 to 3/12/07	5.32 to 5.33 (b)	216,545	214,416
TOTAL COMMERCIAL PAPER			6,812,057
Federal Agencies - 0.5%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Federal Home Loan Bank - 0.5%
8/15/07 to 8/21/07	5.48%	$ 142,000	$ 141,993
TOTAL FEDERAL AGENCIES			141,993
Bank Notes - 0.1%

M&I Marshall & Ilsley Bank
1/16/07	5.35 (c)	15,000	15,000
TOTAL BANK NOTES			15,000
Master Notes - 2.2%

Asset Funding Co. III LLC
1/5/07	5.41 to 5.42 (c)(e)	308,000	308,000
Bear Stearns Companies, Inc.
1/5/07	5.40 (c)(e)	45,000	45,000
Goldman Sachs Group, Inc.
2/26/07	5.42 (c)(e)	221,000	221,000
Lehman Brothers Holdings, Inc.
4/30/07	5.46 (c)(e)	30,000	30,000
TOTAL MASTER NOTES			604,000
Medium-Term Notes - 26.9%

AIG Matched Funding Corp.
2/15/07	5.36 to 5.37 (c)	242,000	242,000
2/15/07 to 11/15/07	5.34 to 5.37 (b)	308,000	308,000
Allstate Life Global Funding II
1/8/07 to 1/29/07	5.36 to 5.43 (b)(c)	81,000	81,000
Australia & New Zealand Banking Group Ltd.
1/23/07	5.35 (b)(c)	44,000	44,000
Banco Santander Totta SA
1/16/07	5.35 (b)(c)	190,000	190,000
Banque Federative du Credit Mutuel (BFCM)
1/16/07	5.35 (b)(c)	143,000	143,000
Bayerische Landesbank Girozentrale
1/17/07 to 2/20/07	5.38 to 5.42 (c)	270,000	270,000
BellSouth Corp.
4/26/07	5.34 (b)	160,000	159,419
BMW U.S. Capital LLC
1/16/07	5.35 (c)	19,000	19,000
1/5/07	5.33 (b)(c)	26,000	26,000
Caja Madrid SA
1/19/07	5.37 (c)	78,000	78,000
Calyon New York Branch
1/2/07	5.29 (c)	90,000	89,982
Commonwealth Bank of Australia
1/24/07	5.35 (c)	41,000	41,000
Medium-Term Notes - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
ConocoPhillips
1/11/07	5.37% (c)	$ 42,000	$ 42,000
Countrywide Bank, Alexandria Virginia
1/16/07	5.36 (c)	109,000	108,998
Countrywide Financial Corp.
1/11/07	5.53 (c)	4,750	4,752
Cullinan Finance Corp.
1/8/07 to 6/25/07	5.31 to 5.38 (b)(c)	324,000	323,970
Cullinan Finance Ltd./Corp. Mtn 144A
10/15/07	5.33 (b)	78,000	78,000
DnB Nor ASA
1/25/07	5.34 (b)(c)	279,000	279,000
Eli Lilly Services, Inc.
1/2/07	5.34 (b)(c)	25,250	25,250
General Electric Capital Corp.
1/8/07	5.39 (c)	200,000	200,000
Genworth Life Insurance Co.
1/2/07	5.43 (c)(e)	40,000	40,000
Harrier Finance Funding LLC
3/20/07	5.35 (b)(c)	17,000	17,000
HBOS Treasury Services PLC
2/20/07	5.45 (b)(c)	18,000	18,004
3/26/07	5.44 (c)	150,000	150,000
HSBC Finance Corp.
1/8/07 to 1/24/07	5.34 to 5.38 (c)	301,000	301,000
HSBC USA, Inc.
1/16/07	5.35 (c)	100,000	100,000
HSH Nordbank
1/22/07	5.36 (b)(c)	140,000	140,000
HSH Nordbank AG
1/23/07	5.38 (b)(c)	54,000	54,000
ING USA Annuity & Life Insurance Co.
3/23/07	5.46 (c)(e)	30,000	30,000
Intesa Bank Ireland PLC
1/25/07	5.35 (b)(c)	260,000	260,000
K2 (USA) LLC
3/12/07	5.31 (b)(c)	68,000	67,995
Kestrel Funding PLC US LLC 144A
1/2/07 to 1/26/07	5.33 to 5.34 (b)(c)	75,000	74,998
Key Bank NA
3/19/07	5.38 (c)	13,000	13,001
Merrill Lynch & Co., Inc.
1/4/07 to 1/24/07	5.33 to 5.60 (c)	358,000	358,256
Metropolitan Life Insurance Co.
1/8/07	5.36 (b)(c)	40,994	40,994
Monumental Global Funding III
3/20/07	5.35 (b)(c)	25,000	25,000
Morgan Stanley
1/2/07 to 1/29/07	5.37 to 5.44 (c)	379,000	379,002

Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Natexis Banques Populaires NY CD
1/2/07	5.31% (c)	$ 247,000	$ 246,976
National Rural Utils. Coop. Finance Corp.
1/4/07	5.33 (c)	11,000	11,000
Nationwide Building Society
3/28/07	5.44 (b)(c)	20,000	20,006
Nordea Bank AB
1/2/07	5.29 (c)	133,000	132,974
Northern Rock PLC
1/5/07	5.35 (b)(c)	45,000	45,000
Pacific Life Global Funding
1/16/07	5.40 (c)	10,000	10,000
1/4/07	5.40 (b)(c)	25,000	25,000
RACERS
1/22/07	5.37 (b)(c)	170,000	170,000
Royal Bank of Canada
1/10/07	5.40 (c)	20,000	20,000
Royal Bank of Scotland PLC
1/22/07	5.34 (b)(c)	100,000	100,000
Security Life of Denver Insurance Co.
2/28/07	5.45 (c)(e)	20,000	20,000
Sigma Finance, Inc.
1/16/07 to 3/12/07	5.31 to 5.35 (b)(c)	199,000	198,990
Skandinaviska Enskilda Banken
1/8/07	5.30 (c)	160,000	159,973
Skandinaviska Enskilda Banken AB
3/8/07	5.34 (c)	179,000	179,000
Travelers Insurance Co.(OLD)
1/1/07	5.46 (c)(e)	30,000	30,000
UniCredito Italiano Bank (Ireland) PLC
1/16/07	5.36 (b)(c)	287,000	287,000
1/30/07	5.32 (c)	95,000	94,988
Unicredito Italiano Spa, New York
2/20/07 to 3/5/07	5.35 to 5.37 (c)	207,000	206,973
Verizon Communications, Inc.
1/8/07	5.50 (c)	8,000	8,000
Wachovia Asset Securitization Issuance LLC
1/25/07	5.34 (b)(c)	10,122	10,122
Washington Mutual Bank
2/16/07 to 2/28/07	5.35 to 5.42 (c)	251,000	251,030
Washington Mutual Bank FA
1/24/07	5.33 (c)	84,905	84,904
1/31/07	5.36 (b)(c)	135,000	135,000
Washington Mutual Bank, California
2/28/07	5.41 (c)	9,700	9,701
WestLB AG
1/10/07 to 3/30/07	5.39 (b)(c)	117,000	117,000
Westpac Banking Corp.
3/12/07	5.39 (c)	40,000	40,000
TOTAL MEDIUM-TERM NOTES			7,436,258
Short-Term Notes - 2.2%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Hartford Life Insurance Co.
3/1/07	5.52% (c)(e)	$ 65,000	$ 65,000
Jackson National Life Insurance Co.
1/1/07	5.42 (c)(e)	47,000	47,000
Metropolitan Life Insurance Co.
1/2/07	5.49 (c)(e)	65,000	65,000
1/29/07	5.45 (b)(c)	25,000	25,000
Monumental Life Insurance Co.
1/2/07	5.49 to 5.52 (c)(e)	91,000	91,000
New York Life Insurance Co.
3/30/07	5.44 (c)(e)	215,000	215,000
Transamerica Occidental Life Insurance Co.
2/1/07	5.54 (c)(e)	95,000	95,000
TOTAL SHORT-TERM NOTES			603,000
Asset-Backed Securities - 0.7%

Master Funding Trust I
1/25/07 - 4/25/07	5.38 (c)	171,216	171,216
Wind Trust
2/25/07	5.32 (b)(c)	19,000	19,000
TOTAL ASSET-BACKED SECURITIES			190,216
Municipal Securities - 0.5%

Florida Hurricane Catastrophe Fund Bonds 5.36% 1/16/07 (c)	150,000		150,000
TOTAL MUNICIPAL SECURITIES		150,000
Repurchase Agreements - 16.0%
	Maturity Amount (000s)
In a joint trading account at 5.33% dated 12/29/06 due 1/2/07:
(Collateralized by U.S. Government Obligations) #	$ 321	321
(Collateralized by U.S. Government Obligations) #	143	143
With:
Barclays Capital, Inc. at:
5.36%, dated 12/29/06 due 1/2/07 (Collateralized by Corporate Obligations valued at $1,326,228,746, 0% - 8.5%, 1/12/07 - 11/1/41)	1,300,774	1,300,000
5.39%, dated 12/29/06 due 1/2/07 (Collateralized by Equity Securities valued at $49,350,023)	47,028	47,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
Credit Suisse First Boston, Inc. at 5.38%, dated 12/29/06 due 1/2/07 (Collateralized by Corporate Obligations valued at $306,003,995, 5.15% - 5.18%, 1/18/07 - 3/8/12)	$ 300,179	$ 300,000
Deutsche Bank Securities, Inc. at:
5.34%, dated 11/28/06 due 1/29/07 (Collateralized by Corporate Obligations valued at $119,700,000, 0.25% - 11%, 4/15/09 - 8/1/13)	115,048	114,000
5.35%, dated:
12/1/06 due 1/12/07 (Collateralized by Corporate Obligations valued at $125,460,000, 3.48% - 5.7%, 3/15/07 - 1/15/37)	123,768	123,000
12/11/06 due 1/11/07 (Collateralized by Corporate Obligations valued at $82,758,130, 4.55% - 9.14%, 6/19/18 - 9/15/46)	80,369	80,000
5.38%, dated 10/19/06 due 1/19/07 (Collateralized by Corporate Obligations valued at $122,297,672, 5.45% - 9.5%, 6/1/11 - 12/25/36)	120,636	119,000
Goldman Sachs & Co. at 5.41%, dated:
11/21/06 due 2/21/07 (Collateralized by Corporate Obligations valued at $404,250,000, 4.5% - 14.37%, 7/15/07 - 9/15/33) (c)(d)	390,323	385,000
12/29/06 due 1/2/07 (Collateralized by Corporate Obligations valued at $420,000,497, 0% - 12.5%, 2/1/07 - 8/15/39)	400,241	400,000
Lehman Brothers, Inc. at 5.41%, dated 12/29/06 due 1/2/07 (Collateralized by Mortgage Loan Obligations valued at $936,601,729, 0% - 19.07%, 12/21/17 - 10/15/49)	892,536	892,000
Merrill Lynch, Pierce, Fenner & Smith at:
5.41%, dated 12/29/06 due 1/2/07 (Collateralized by Equity Securities valued at $525,414,218)	500,301	500,000
5.42%, dated 10/17/06 due 1/17/07 (Collateralized by Corporate Obligations valued at $185,135,216, 4% - 12.1%, 10/1/09 - 8/1/16) (c)(d)	178,438	176,000
TOTAL REPURCHASE AGREEMENTS		4,436,464
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $27,984,578)	27,984,578
NET OTHER ASSETS - (1.1)%	(302,613)
NET ASSETS - 100%	$ 27,681,965
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,197,714,000 or 15.2% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

(d) The maturity amount is based on the rate at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,302,000,000 or 4.7% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
Asset Funding Co. III LLC: 5.41%, 1/5/07	11/7/06	$ 157,000
5.42%, 1/5/07	8/29/06	$ 151,000
Bear Stearns Companies, Inc. 5.40%, 1/5/07	5/1/06	$ 45,000
Genworth Life Ins Co. 5.43%, 1/2/07	4/3/06	$ 40,000
Goldman Sachs Group, Inc. 5.42%, 2/26/07	8/26/04	$ 221,000
Hartford Life Insurance Co. 5.52%, 3/1/07	12/16/03	$ 65,000
ING USA Annuity & Life Insurance Co. 5.46%, 3/23/07	6/23/05	$ 30,000
Jackson National Life Insurance Co. 5.42%, 1/1/07	3/31/03	$ 47,000
Lehman Brothers Holdings, Inc. 5.46%, 4/30/07	12/11/06	$ 30,000
Metropolitan Life Insurance Co. 5.49%, 1/2/07	3/26/02	$ 65,000
Monumental Life Insurance Co.: 5.49%, 1/2/07	7/31/98 - 9/17/98	$ 36,000
5.52%, 1/2/07	3/12/99	$ 55,000
New York Life Insurance Co. 5.44%, 3/30/07	2/28/02 - 12/19/02	$ 215,000
Security Life of Denver Insurance Co. 5.45%, 2/28/07	8/26/05	$ 20,000
Transamerica Occidental Life Insurance Co. 5.54%, 2/1/07	4/28/00	$ 95,000
Travelers Insurance Co.(OLD) 5.46%, 1/1/07	3/31/06	$ 30,000
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$321,000 due 1/02/07 at 5.33%
ABN AMRO Bank N.V., New York Branch	$ 55
BNP Paribas Securities Corp.	35
Banc of America Securities LLC	55
Barclays Capital, Inc.	55
Bear Stearns & Co., Inc.	80
Greenwich Capital Markets, Inc.	14
HSBC Securities (USA), Inc.	27
$ 321
$143,000 due 1/02/07 at 5.33%
BNP Paribas Securities Corp.	$ 45
Banc of America Securities LLC	16
Barclays Capital, Inc.	82
$ 143
Income Tax Information
At December 31, 2006, the aggregate cost of investment securities for income tax purposes was $27,984,578,000.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Security transactions are accounted for as of trade date.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Institutional Money Market Funds:

Treasury Only Portfolio

December 31, 2006

1.811324.102

TO-QTLY-0207

Investments December 31, 2006 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Inflation Protected Obligations - 21.2%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Inflation-Indexed Notes - 21.2%
1/15/07	3.38%	$ 356,700	$ 355,869
U.S. Treasury Obligations - 67.6%

U.S. Treasury Bills - 51.8%
1/4/07 to 5/31/07	4.83 to 5.16	873,528	867,233
U.S. Treasury Notes - 15.8%
2/28/07	4.98 to 5.07	266,000	265,288
TOTAL U.S. TREASURY OBLIGATIONS	1,132,521
TOTAL INVESTMENT PORTFOLIO - 88.8% (Cost $1,488,390)	1,488,390
NET OTHER ASSETS - 11.2%	187,398
NET ASSETS - 100%	$ 1,675,788
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.
Income Tax Information
At December 31, 2006, the aggregate cost of investment securities for income tax purposes was $1,488,390,000.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Security transactions are accounted for as of trade date.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Institutional Money Market Funds:

Tax-Exempt Portfolio

December 31, 2006

1.811334.102

TAX-QTLY-0207

Investments December 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 99.3%
	Principal Amount (000s)	Value (000s)
Alabama - 1.9%
Alabama Gen. Oblig. Participating VRDN Series MS 668, 3.95% (Liquidity Facility Morgan Stanley) (b)(d)	$ 6,623	$ 6,623
Birmingham Spl. Care Facilities Auth. Rev. Participating VRDN Series AAB 20, 3.95% (Liquidity Facility ABN-AMRO Bank NV) (b)(d)	17,190	17,190
Health Care Auth. for Baptist Health Series A2, 3.89% (MBIA Insured), VRDN (b)	50,000	50,000
Jefferson County Swr. Rev.:
Participating VRDN:
Series EGL 02 6020 Class A, 3.96% (Liquidity Facility Citibank NA) (b)(d)	9,830	9,830
Series MS 00 397, 3.95% (Liquidity Facility Morgan Stanley) (b)(d)	8,545	8,545
Series 2002 C2, 3.97% (XL Cap. Assurance, Inc. Insured), VRDN (b)	7,300	7,300
Series 2003 B7, 3.94% (XL Cap. Assurance, Inc. Insured), VRDN (b)	22,700	22,700
Subseries 2003 B6, 3.95% (XL Cap. Assurance, Inc. Insured), VRDN (b)	12,300	12,300
Montgomery AlaHA Spl. Care Facilities Fing. Auth. Prog. Rev. (Mizell Memorial Hosp. Proj.) 3.95%, LOC Regions Bank of Alabama, VRDN (b)	5,725	5,725
Tuscaloosa Spl. Care Facilities Fing. Auth. Residential Care Family Mtg. Rev. (Capstone Village Proj.) Series C, 3.93%, LOC BNP Paribas SA, VRDN (b)	12,250	12,250
Univ. of Alabama - Birmingham Participating VRDN Series PA 1413, 3.97% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	13,995	13,995
		166,458
Alaska - 0.2%
Alaska Hsg. Fin. Corp. Participating VRDN:
Series BA 97 F, 4.01% (Liquidity Facility Bank of America NA) (b)(d)	1,160	1,160
Series DB 131, 3.94% (Liquidity Facility Deutsche Bank AG) (b)(d)	4,920	4,920
Series Solar 06 22, 3.94% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(d)	5,010	5,010
Anchorage Wastewtr. Rev. Participating VRDN Series DB 128, 3.94% (Liquidity Facility Deutsche Bank AG) (b)(d)	6,900	6,900
		17,990
Arizona - 1.0%
Arizona Tourism & Sports Auth. Tax Rev. Participating VRDN Series Putters 690, 3.97% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	5,215	5,215

	Principal Amount (000s)	Value (000s)
Arizona Trans. Board Hwy. Rev. Participating VRDN Series ROC II R1038, 3.95% (Liquidity Facility Citigroup, Inc.) (b)(d)	$ 4,125	$ 4,125
Arizona Wtr. Infrastructure Fin. Auth. Rev. Participating VRDN Series MS 1293, 3.95% (Liquidity Facility Morgan Stanley) (b)(d)	2,945	2,945
Mesa Util. Sys. Rev. Participating VRDN Series Putters 960, 3.97% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	5,180	5,180
Phoenix Civic Impt. Corp. District Rev. Participating VRDN Series PZ 85, 3.97% (Liquidity Facility BNP Paribas SA) (b)(d)	6,325	6,325
Phoenix Civic Impt. Corp. Excise Tax Rev. Participating VRDN Series Solar 06 23, 3.94% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(d)	15,610	15,610
Phoenix Gen. Oblig. Participating VRDN Series PT 1436, 3.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	95	95
Phoenix Indl. Dev. Auth. Govt. Office Lease Rev. Participating VRDN Series Putters 1119, 3.97% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	4,110	4,110
Phoenix Indl. Dev. Auth. Multi-family Hsg. Rev. (Paradise Lakes Apt. Proj.) Series 1995, 3.95%, LOC Wachovia Bank NA, VRDN (b)	18,000	18,000
Salt River Proj. Agric. Impt. & Pwr. District Elec. Sys. Rev.:
Participating VRDN:
Series MS 06 1430, 3.95% (Liquidity Facility Morgan Stanley) (b)(d)	4,150	4,150
Series PT 1512, 3.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	1,640	1,640
Series ROC II R 640, 3.95% (Liquidity Facility Citibank NA) (b)(d)	7,440	7,440
Series ROC RR 9025, 3.95% (Liquidity Facility Citigroup, Inc.) (b)(d)	10,140	10,140
Series 1997 A, 3.55% 3/9/07, CP	7,700	7,700
		92,675
Arkansas - 0.0%
Arkansas Hosp. Equip. Fin. Auth. (Baptist Health Proj.) Series 1995, 3.96% (MBIA Insured), VRDN (b)	1,950	1,950
California - 0.2%
California Statewide Cmntys. Dev. Auth. Poll. Cont. Rev. Participating VRDN Series MT 234, 4.08% (Liquidity Facility Lloyds TSB Bank PLC) (b)(d)	14,995	14,995
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Pajaro Valley Unified School District Participating VRDN Series PA 1182, 3.94% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	$ 4,290	$ 4,290
Poway Redev. Agcy. Tax Allocation Rev. Participating VRDN Series PT 2474, 3.92% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	60	60
		19,345
Colorado - 2.8%
Adams & Arapahoe Counties Joint School District #28J Aurora Participating VRDN Series PT 3667, 3.94% (Liquidity Facility DEPFA BANK PLC) (b)(d)	3,620	3,620
Adams County School District #50 Westminster Participating VRDN Series Putters 3804, 3.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	17,385	17,385
Arapahoe County Wtr. & Wastewtr. Pub. Impt. District Participating VRDN Series PT 2174, 3.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	4,680	4,680
Centerra Metropolitan District No. 1 Rev. 3.94%, LOC BNP Paribas SA, VRDN (b)	12,000	12,000
Colorado Health Facilities Auth. Retirement Hsg. Rev. Participating VRDN:
Series Putters 1390, 3.97% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	14,900	14,900
Series TOC 06 Z2, 3.97% (Liquidity Facility Goldman Sachs Group, Inc.) (b)(d)	4,700	4,700
Colorado Health Facilities Auth. Rev.:
Participating VRDN Series PA 02 1094, 3.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,805	6,805
(Boulder Cmnty. Hosp. Proj.) Series 2000, 4.08%, LOC JPMorgan Chase Bank, VRDN (b)	18,100	18,100
(Catholic Health Initiatives Proj.) Series B2, 3.95% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (b)	21,000	21,000
Colorado State Dept. of Corrections Ctfs. of Prtn. Participating VRDN Series Putters 1252, 3.97% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	5,645	5,645
Colorado Wtr. Resources and Pwr. Dev. Auth. Wastewtr. Rev. Participating VRDN Series PT 2781, 3.94% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	14,110	14,110

	Principal Amount (000s)	Value (000s)
Commerce City Northern Infrastructure Gen. Impt. District 3.96%, LOC U.S. Bank NA, Minnesota, VRDN (b)	$ 5,000	$ 5,000
Dawson Ridge Co. Participating VRDN Series LB 06 49, 4.03% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)	22,715	22,715
Denver City & County Arpt. Rev. Participating VRDN:
Series Merlots 97 Q, 3.95% (Liquidity Facility Wachovia Bank NA) (b)(d)	12,660	12,660
Series MS 00 425, 3.95% (Liquidity Facility Morgan Stanley) (b)(d)	8,995	8,995
Series Putters 1023, 3.97% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	5,895	5,895
Series Putters 1450, 3.97% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	6,000	6,000
E-470 Pub. Hwy. Auth. Rev. Participating VRDN:
Series PZ 112, 3.97% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	12,755	12,755
Series PZ 46, 3.97% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,710	5,710
Series TOC 06 Z9, 3.97% (Liquidity Facility Goldman Sachs Group, Inc.) (b)(d)	5,921	5,921
Jefferson County School District #R1 Participating VRDN Series PT 2716, 3.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,260	5,260
Reg'l. Trans. Co. Participating VRDN Series Solar 06 145, 3.94% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(d)	29,190	29,190
Reg'l. Trans. District Sales Tax Rev. Participating VRDN Series MS 01 679, 3.95% (Liquidity Facility Morgan Stanley) (b)(d)	6,900	6,900
Southern Ute Indian Tribe of Southern Ute Indian Reservation 3.95%, VRDN (b)	3,500	3,500
		253,446
Delaware - 0.3%
Wilmington Adjustable Rate Demand Rev. (Delaware Art Museum, Inc. Proj.) 3.95%, LOC Wachovia Bank NA, VRDN (b)	24,800	24,800
District Of Columbia - 0.5%
District of Columbia Ballpark Rev. Participating VRDN Series Putters 1325, 3.97% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	15,600	15,600
District of Columbia Gen. Oblig. Participating VRDN:
Series PT 852, 3.95% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(d)	10,910	10,910
Series ROC II 99 10, 3.95% (Liquidity Facility Citibank NA) (b)(d)	3,965	3,965
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
District Of Columbia - continued
District of Columbia Hsg. Fin. Auth. Cap. Prog. Rev. Participating VRDN Series PT 2780, 3.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	$ 5,505	$ 5,505
District of Columbia Rev. (DC Preparatory Academy Proj.) 3.96%, LOC Manufacturers & Traders Trust Co., VRDN (b)	5,500	5,500
District of Columbia Wtr. & Swr. Auth. Participating VRDN Series PA 612, 3.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,320	5,320
		46,800
Florida - 7.7%
Alachua County Health Facilities Auth. Continuing Care Retirement Cmnty. Rev. (Oak Hammock Univ. Proj.) Series A, 4%, LOC BNP Paribas SA, VRDN (b)	33,210	33,210
Brevard County Health Facilities Auth. Health Care Facilities Rev. Participating VRDN Series PA 1342, 3.97% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	8,500	8,500
Broward County Edl. Facilities Auth. Rev. Participating VRDN:
Series MS 06 1305, 3.95% (Liquidity Facility Morgan Stanley) (b)(d)	6,665	6,665
Series MS 06 1324, 3.95% (Liquidity Facility Morgan Stanley) (b)(d)	7,500	7,500
Deltona Util. Sys. Rev. Participating VRDN:
Series PT 2024, 3.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,170	5,170
Series PT 2026, 3.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,195	5,195
Florida Board of Ed. Participating VRDN Series MSTC 7022, Class A 3.95% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	3,750	3,750
Florida Board of Ed. Cap. Outlay Participating VRDN:
Series EGL 00 901, 3.96% (Liquidity Facility Citibank NA) (b)(d)	6,100	6,100
Series EGL 01 902, 3.96% (Liquidity Facility Bayerische Landesbank (UNGTD)) (b)(d)	23,360	23,360
Series EGL 01 905, 3.96% (Liquidity Facility Citibank NA) (b)(d)	5,630	5,630
Series MS 06 1316, 3.95% (Liquidity Facility Morgan Stanley) (b)(d)	5,100	5,100
Series Putters 137, 3.97% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	16,005	16,005

	Principal Amount (000s)	Value (000s)
Florida Board of Ed. Lottery Rev. Participating VRDN:
Series EGL 00 904 Class A, 3.96% (Liquidity Facility Citibank NA) (b)(d)	$ 6,000	$ 6,000
Series EGL 01 904, 3.96% (Liquidity Facility Citibank NA) (b)(d)	23,375	23,375
Series EGL 01 906 Class A, 3.96% (Liquidity Facility Citibank NA) (b)(d)	6,000	6,000
Series MS 01 570, 3.95% (Liquidity Facility Morgan Stanley) (b)(d)	13,420	13,420
Series PA 1398 R, 3.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,785	5,785
Florida Board of Ed. Pub. Ed. Participating VRDN Series ROC II R6037, 3.95% (Liquidity Facility Citigroup, Inc.) (b)(d)	6,270	6,270
Florida Dept. of Envir. Protection Preservation Rev. Participating VRDN:
Series Floaters 722, 3.95% (Liquidity Facility Morgan Stanley) (b)(d)	6,300	6,300
Series PT 3400, 3.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,760	6,760
Florida Ed. Sys. Hsg. Facility Rev. Participating VRDN Series Solar 06 41, 3.94% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(d)	6,000	6,000
Florida Gen. Oblig. Participating VRDN:
Series ROC II R1001 3.95% (Liquidity Facility Citigroup, Inc.) (b)(d)	7,520	7,520
Series ROC II R4070, 3.95% (Liquidity Facility Citigroup, Inc.) (b)(d)	12,850	12,850
Florida Muni. Ln. Council Rev. Participating VRDN:
Series PT 2528, 3.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,790	6,790
Series Putters 1084 B, 3.97% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	5,635	5,635
Fort Myers Util. Sys. Rev. Participating VRDN Series Solar 06 53, 3.94% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(d)	12,865	12,865
Hernando County Wtr. and Swr. Rev. Participating VRDN Series Solar 06 35, 3.94% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(d)	5,235	5,235
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt Obligated Group Proj.) Series C, 3.94%, VRDN (b)	19,300	19,300
Hillsborough County Assessment Rev. Participating VRDN Series PT 3436, 3.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	11,925	11,925
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Hillsborough County Aviation Auth. Rev. Participating VRDN Series Putters 930, 3.97% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	$ 3,675	$ 3,675
Hollywood Gen. Oblig. Participating VRDN Series Putters 934, 3.97% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	6,325	6,325
Hollywood Wtr. & Swr. Rev. Participating VRDN Series ROC II R4055, 3.95% (Liquidity Facility Citigroup, Inc.) (b)(d)	5,470	5,470
JEA Elec. Sys. Rev. Participating VRDN Series PA 1068, 3.96% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,620	5,620
Marion County School Board Ctfs. of Prtn. Participating VRDN Series Merlots 05 D7, 3.95% (Liquidity Facility Wachovia Bank NA) (b)(d)	9,285	9,285
Miami-Dade County Cap. Asset Acquisition Participating VRDN Series PT 3268, 3.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	15,925	15,925
Miami-Dade County Expressway Auth. Participating VRDN Series 06 93, 3.95% (Liquidity Facility Goldman Sachs Group, Inc.) (b)(d)	13,150	13,150
Miami-Dade County Gen. Oblig. Participating VRDN:
Series EGL 06 106 Class A, 3.96% (Liquidity Facility Citibank NA) (b)(d)	4,950	4,950
Series Solar 06 49, 3.94% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(d)	5,600	5,600
Miami-Dade County Pub. Svc. Tax Rev. Participating VRDN Series MSTC 02 9043, 3.94% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	9,960	9,960
Miami-Dade County School Board Ctfs. of Prtn. Participating VRDN:
Series EGL 06 71 Class A, 3.96% (Liquidity Facility Citibank NA) (b)(d)	7,900	7,900
Series Putters 534, 3.97% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	3,195	3,195
Series Solar 06 76, 3.94% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(d)	25,200	25,200
Orange County Health Facilities Auth. Rev. Participating VRDN Series MT 237, 3.94% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(d)	92,125	92,125
Orange County Sales Tax Rev. Participating VRDN:
Series PT 1557, 3.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	19,350	19,350

	Principal Amount (000s)	Value (000s)
Series Putters 717, 3.97% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	$ 1,955	$ 1,955
Orange County School Board Ctfs. of Prtn. Participating VRDN:
Series ROC II R 2182, 3.95% (Liquidity Facility Citigroup, Inc.) (b)(d)	3,425	3,425
Series Solar 06 30, 3.94% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(d)	5,000	5,000
Orange County School District TAN 4% 9/14/07	33,000	33,112
Orange County Tourist Dev. Tax Rev. Participating VRDN Series MS 817, 3.95% (Liquidity Facility Morgan Stanley) (b)(d)	7,315	7,315
Orlando & Orange County Expressway Auth. Rev. Participating VRDN:
Series Putters 1345, 3.97% (Liquidity Facility Deutsche Postbank AG) (b)(d)	5,000	5,000
Series ROC II R 9011, 3.95% (Liquidity Facility Citigroup, Inc.) (b)(d)	4,495	4,495
Palm Beach County Rev. (Morse Oblig. Group Proj.) 3.93%, LOC Keybank Nat'l. Assn, VRDN (b)	9,800	9,800
Palm Beach County School Board Ctfs. of Prtn. Participating VRDN Series PT 3464, 3.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	12,360	12,360
Pasco County Indl. Dev. Rev. (Academy Lakes Day School Proj.) 3.95%, LOC Bank of America NA, VRDN (b)	1,955	1,955
Peace River/Manasota Reg'l. Wtr. Supply Auth. Rev. Participating VRDN Series EGL 06 33 Class A, 3.96% (Liquidity Facility Citibank NA) (b)(d)	6,270	6,270
Polk County Util. Sys. Rev. Participating VRDN Series EGL 720050022 Class A, 3.96% (Liquidity Facility Citibank NA) (b)(d)	9,705	9,705
Port of Saint Lucie Util. Rev. Participating VRDN Series MS 06 1420X, 3.95% (Liquidity Facility Morgan Stanley) (b)(d)	5,000	5,000
Saint Johns County Sales Tax Rev. Participating VRDN Series ROC II R 2142, 3.95% (Liquidity Facility Citigroup, Inc.) (b)(d)	5,335	5,335
Sarasota County Util. Sys. Rev. Participating VRDN Series Putters 852, 3.97% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	4,500	4,500
Seminole County School Board Ctfs. of Prtn. Participating VRDN Series ROC II R4537, 3.95% (Liquidity Facility Citigroup, Inc.) (b)(d)	3,685	3,685
South Florida Participating VRDN Series ROC 9039, 3.95% (Liquidity Facility Citigroup, Inc.) (b)(d)	6,795	6,795
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Tampa Bay Participating VRDN Series ROC 4084, 3.95% (Liquidity Facility Citigroup, Inc.) (b)(d)	$ 7,660	$ 7,660
Tampa Bay Wtr. Util. Sys. Rev. Participating VRDN:
Series BA 01 N, 3.99% (Liquidity Facility Bank of America NA) (b)(d)	5,200	5,200
Series Merlots 01 A130, 3.95% (Liquidity Facility Wachovia Bank NA) (b)(d)	9,890	9,890
Series MS 98 112, 3.95% (Liquidity Facility Morgan Stanley) (b)(d)	5,745	5,745
Volusia County Edl. Facilities Auth. Rev. Participating VRDN Series PT 2795, 3.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,275	6,275
Winter Haven Util. Sys. Impt. & Rfdg. Rev. Participating VRDN Series Solar 06 54, 3.94% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(d)	9,000	9,000
		685,422
Georgia - 3.7%
Atlanta Arpt. Passenger Facilities Charge Rev. Participating VRDN:
Series EGL 7053030 Class A, 3.96% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(d)	11,400	11,400
Series Floaters 06 1332, 3.95% (Liquidity Facility Morgan Stanley) (b)(d)	3,760	3,760
Series MS 06 1331, 3.95% (Liquidity Facility Morgan Stanley) (b)(d)	5,138	5,138
Atlanta Arpt. Rev. Participating VRDN:
Series EGL 00 1003 Class A, 3.96% (Liquidity Facility Citibank NA) (b)(d)	10,000	10,000
Series MS 00 375, 3.95% (Liquidity Facility Morgan Stanley) (b)(d)	14,345	14,345
Atlanta Dev. Auth. Student Hsg. Rev.:
Participating VRDN Series Putters 1044, 3.95% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	9,985	9,985
Participating VRDN Series Solar 06 24, 3.94% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(d)	8,970	8,970
Atlanta Wtr. & Wastewtr. Rev. Participating VRDN:
Series EDG 06 130, Class A 3.96% (Liquidity Facility Citibank NA) (b)(d)	9,830	9,830
Series EGL 720050009 Class A, 3.96% (Liquidity Facility Citibank NA) (b)(d)	6,000	6,000
Series PT 2373, 3.94% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	19,805	19,805

	Principal Amount (000s)	Value (000s)
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Vogtle Proj.) First Series 2000, 3.76%, tender 6/1/07 (b)	$ 22,425	$ 22,434
Carrollton Payroll Dev. Auth. Rev. Participating VRDN Series PT 2468, 3.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,240	5,240
College Park Bus. & Indl. Dev. Auth. Participating VRDN Series PT 3301, 3.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	12,710	12,710
DeKalb County Pub. Safety & Judicial Participating VRDN Series MS 1459, 3.95% (Liquidity Facility Morgan Stanley) (b)(d)	4,490	4,490
DeKalb County Wtr. & Swr. Rev. Participating VRDN Series ROC II R9002, 3.95% (Liquidity Facility Citigroup, Inc.) (b)(d)	4,365	4,365
Georgia Gen. Oblig.:
Participating VRDN Series Putters 1420, 3.97% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	4,290	4,290
Series 06 H2, 3.88% (Liquidity Facility Dexia Cr. Local de France), VRDN (b)	51,000	51,000
Georgia Muni. Elec. Auth. Pwr. Rev. Participating VRDN:
Series Macon 04 E, 3.97% (Liquidity Facility Bank of America NA) (b)(d)	6,810	6,810
Series PT 2154, 3.71% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	7,850	7,850
Georgia Muni. Gas Auth. Rev. (Gas Portfolio II Proj.) Series B, 3.92%, LOC Wachovia Bank NA, LOC JPMorgan Chase Bank, VRDN (b)	21,780	21,780
Gwinnett County Dev. Auth. Ctfs. of Prtn. Participating VRDN Series MT 337, 3.95% (Liquidity Facility BNP Paribas SA) (b)(d)	25,830	25,830
Henry County Wtr. & Swr. Auth. Rev. Participating VRDN Series PT 2583, 3.94% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	7,110	7,110
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Participating VRDN:
Series ROC II R4011, 3.91% (Liquidity Facility Citigroup, Inc.) (b)(d)	7,315	7,315
Series SG 57, 3.94% (Liquidity Facility Societe Generale) (b)(d)	13,605	13,605
Private Colleges & Univs. Auth. Rev. (Emory Univ. Proj.) Series B2, 3.87%, VRDN (b)	16,500	16,500
Putnam County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Proj.) First Series 1997, 3.76%, tender 6/1/07 (b)	4,770	4,772
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Richmond County Participating VRDN Series LB 06 50, 4.03% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)	$ 10,295	$ 10,295
Rockdale County Wtr. & Swr. Auth. Rev. Participating VRDN 3.97% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	2,950	2,950
		328,579
Hawaii - 0.2%
Hawaii Gen. Oblig. Participating VRDN:
Series MS 738, 3.95% (Liquidity Facility Morgan Stanley) (b)(d)	11,665	11,665
Series ROC II R153, 3.95% (Liquidity Facility Citibank NA) (b)(d)	3,300	3,300
Univ. of Hawaii Rev. Participating VRDN Series PZ 128, 3.97% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	3,530	3,530
		18,495
Illinois - 10.6%
Champaign County Cmnty. Unit School District #116 Urbana Participating VRDN Series Floaters 01 669, 3.95% (Liquidity Facility Morgan Stanley) (b)(d)	7,105	7,105
Champaign County Gen. Oblig. Participating VRDN Series Putters 887, 3.97% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	5,440	5,440
Chicago Board of Ed. Participating VRDN:
Series Merlots 97 E, 3.95% (Liquidity Facility Wachovia Bank NA) (b)(d)	8,700	8,700
Series MSDW 01 467, 3.95% (Liquidity Facility Morgan Stanley) (b)(d)	3,000	3,000
Series TOC 05 Z8, 3.97% (Liquidity Facility Goldman Sachs Group, Inc.) (b)(d)	8,194	8,194
Chicago Gen. Oblig. Participating VRDN:
Series CRVS 2006-6, 3.94% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(d)	10,200	10,200
Series EGL 06 01 Class A, 3.96% (Liquidity Facility Citibank NA) (b)(d)	7,150	7,150
Series MS 00 426, 3.95% (Liquidity Facility Morgan Stanley) (b)(d)	8,795	8,795
Series MS 06 1435, 3.95% (Liquidity Facility Morgan Stanley) (b)(d)	8,830	8,830
Series MS 1026, 3.95% (Liquidity Facility Morgan Stanley) (b)(d)	2,700	2,700
Series PA 643R, 3.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,895	5,895

	Principal Amount (000s)	Value (000s)
Series PT 2356, 3.94% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	$ 9,455	$ 9,455
Series PT 2357, 3.94% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	4,000	4,000
Series PT 3115, 3.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	27,145	27,145
Series Putters 1050, 3.96% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	3,785	3,785
Series Solar 06 38, 3.94% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(d)	8,245	8,245
Chicago Metropolitan Wtr. Reclamation District Participating VRDN Series MSTC 7017 Class A, 3.95% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	7,950	7,950
Chicago Metropolitan Wtr. Reclamation District Greater Chicago Participating VRDN Series ROCS RR II R 6077, 3.95% (Liquidity Facility Citibank NA) (b)(d)	4,935	4,935
Chicago O'Hare Int'l. Arpt. Rev.:
Participating VRDN:
Series DB 188, 3.95% (Liquidity Facility Deutsche Bank AG) (b)(d)	8,720	8,720
Series EGL 06 56 Class A, 3.96% (Liquidity Facility Citibank NA) (b)(d)	6,445	6,445
Series MACN 06 A, 3.79% (Liquidity Facility Bank of America NA) (b)(d)	6,330	6,330
Series PT 3334, 3.95% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	11,450	11,450
Series PT 3356, 3.95% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	9,675	9,675
Series ROC II R494, 3.95% (Liquidity Facility Citibank NA) (b)(d)	15,810	15,810
Series ROC II R556, 3.95% (Liquidity Facility Citibank NA) (b)(d)	9,375	9,375
Series C, 3rd LN, 3.9% (CIFG North America Insured), VRDN (b)	30,000	30,000
Chicago Park District Participating VRDN:
Series PT 2935, 3.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	10,910	10,910
Series PT 3195, 3.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,865	5,865
Chicago Pub. Bldg. Commission Bldg. Rev. Participating VRDN Series PT 1835, 3.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,935	5,935
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Sales Tax Rev.:
Participating VRDN Series Putters 1315, 3.97% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	$ 5,185	$ 5,185
3.95% (FGIC Insured), VRDN (b)	19,100	19,100
Chicago Skyway Toll Bridge Rev. Participating VRDN Series EGL 01 1304, 3.96% (Liquidity Facility Citibank NA) (b)(d)	3,000	3,000
Chicago Wtr. Rev. Participating VRDN:
Series Merlots 00 TT, 3.95% (Liquidity Facility Wachovia Bank NA) (b)(d)	5,200	5,200
Series PT 3534, 3.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	11,260	11,260
Cook County Forest Preservation District Participating VRDN Series Putters 566, 3.97% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	6,265	6,265
Cook County Gen. Oblig. Participating VRDN:
Series EGL 01 1302, 3.96% (Liquidity Facility Bayerische Landesbank (UNGTD)) (b)(d)	6,700	6,700
Series PT 2637, 3.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	9,590	9,590
Series Solar 06 10, 3.94% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(d)	6,900	6,900
DuPage & Cook Counties Cmnty. Unit School District #205 Participating VRDN Series ROC II R1073, 3.95% (Liquidity Facility Citigroup, Inc.) (b)(d)	2,790	2,790
Grundy, Kendall & Will County Cmnty. High School District #111 Gen. Oblig. Participating VRDN Series Stars 157, 3.94% (Liquidity Facility BNP Paribas SA) (b)(d)	15,100	15,100
Illinois Dev. Fin. Auth. Retirement Participating VRDN 3.97% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	3,430	3,430
Illinois Dev. Fin. Auth. Rev. (Chicago Symphony Orchestra Proj.) 3.9%, LOC Northern Trust Co., Chicago, VRDN (b)	22,000	22,000
Illinois Edl. Facilities Auth. Revs. Participating VRDN:
Series MACN 05 D, 3.95% (Liquidity Facility Bank of America NA) (b)(d)	7,010	7,010
Series Merlots 97 U, 3.95% (Liquidity Facility Wachovia Bank NA) (b)(d)	4,250	4,250
Series MS 1077, 3.95% (Liquidity Facility Morgan Stanley) (b)(d)	4,995	4,995

	Principal Amount (000s)	Value (000s)
Illinois Fin. Auth. Rev.:
Participating VRDN:
Series EGL 06 118, Class A, 3.96% (Liquidity Facility Citibank NA) (b)(d)	$ 9,450	$ 9,450
Series PT 3252, 3.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	4,995	4,995
Series ROC II R6015, 3.95% (Liquidity Facility Citigroup, Inc.) (b)(d)	4,950	4,950
(Central DuPage Hosp. Proj.) Series B, 3.96%, VRDN (b)	20,000	20,000
(Rest Haven Christian Services Proj.) Series B, 3.93%, LOC KBC Bank NV, VRDN (b)	9,600	9,600
Illinois Gen. Oblig.:
Participating VRDN:
Series EGL 00 1304, 3.96% (Liquidity Facility Citibank NA) (b)(d)	2,300	2,300
Series MS 98 143, 3.95% (Liquidity Facility Morgan Stanley) (b)(d)	38,510	38,510
Series PT 1832, 3.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	4,175	4,175
Series PT 3359, 3.94% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	8,720	8,720
Series PT 3517, 3.94% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	13,120	13,120
Series PT 3577, 3.92% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	11,655	11,655
Series Putters 133, 3.97% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	4,925	4,925
Series 2003 B, 4% (Liquidity Facility DEPFA BANK PLC), VRDN (b)	55,000	55,000
Illinois Health Facilities Auth. Rev.:
(Gottlieb Health Resources, Inc. Proj.) 3.93%, LOC Harris NA, VRDN (b)	19,500	19,500
(Memorial Health Sys. Proj.) 4.05%, LOC JPMorgan Chase Bank, VRDN (b)	4,500	4,500
(Northwestern Memorial Hosp. Proj.) 3.95% (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	26,250	26,250
(Rehabilitation Inst. of Chicago Proj.) Series 1997, 3.95%, LOC Bank of America NA, VRDN (b)	31,300	31,300
Illinois Muni. Elec. Participating VRDN Series Solar 06 98, 3.94% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(d)	27,595	27,595
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Muni. Elec. Agcy. Pwr. Supply Participating VRDN Series Putters 1368, 3.97% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	$ 15,290	$ 15,290
Illinois Reg'l. Trans. Auth. Participating VRDN:
Series EGL 01 1306, 3.96% (Liquidity Facility Bayerische Landesbank (UNGTD)) (b)(d)	8,600	8,600
Series MACN 06 K, 3.95% (Liquidity Facility Bank of America NA) (b)(d)	5,505	5,505
Series Merlots 02 A24, 3.95% (Liquidity Facility Bank of New York, New York) (b)(d)	4,940	4,940
Series PT 2394, 3.94% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	24,780	24,780
Series PT 2398, 3.94% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	40,180	40,180
Series PT 2761, 3.94% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	19,055	19,055
Illinois Sales Tax Rev. Participating VRDN Series PT 1929, 3.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	3,940	3,940
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Participating VRDN Series PT 3477, 3.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	10,425	10,425
Jacksonville Indl. Rev. (Passavant Area Hosp. Assoc. Proj.):
Series A, 3.94%, LOC Comerica Bank, Detroit, VRDN (b)	19,905	19,905
Series B, 3.94%, LOC Comerica Bank, Detroit, VRDN (b)	12,485	12,485
Lake County Adlai E. Stevenson High School District #125 Participating VRDN Series DB 201, 3.94% (Liquidity Facility Deutsche Bank AG) (b)(d)	6,855	6,855
Lisle Village Multi-family Hsg. Rev. (Four Lakes Phase V-Lisle) Series 1996, 3.93%, LOC Fannie Mae, VRDN (b)	16,900	16,900
McHenry County Cmnty. School District #200 Participating VRDN Series Putters 1363, 3.97% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	1,645	1,645
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev. Participating VRDN:
Series Putters 1508, 3.97% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	7,300	7,300
Series PZ 44, 3.97% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	7,440	7,440

	Principal Amount (000s)	Value (000s)
Muni. Secs Trust Ctfs. (BEAR) Participating VRDN Series MSTC 3030, Class A 3.96% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	$ 11,215	$ 11,215
Quad Cities Reg'l. Econ. Dev. Auth. Rev. (Two Rivers YMCA, Inc. Proj.) 4.05%, LOC U.S. Bank NA, Minnesota, VRDN (b)	2,500	2,500
Schaumburg Village Gen. Oblig. Participating VRDN:
Series EGL 04 45 Class A, 3.96% (Liquidity Facility Citibank NA) (b)(d)	5,085	5,085
Series MS 06 1345, 3.95% (Liquidity Facility Morgan Stanley) (b)(d)	3,000	3,000
Univ. of Illinois Auxiliary Facilities Sys. Rev. Participating VRDN:
Series EGL 00 1301 Class A, 3.96% (Liquidity Facility Citibank NA) (b)(d)	6,855	6,855
Series PZ 2621, 3.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	8,825	8,825
Univ. of Illinois Ctfs. of Prtn. Participating VRDN Series PT 2328, 3.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,235	5,235
Yorkville Svc. Area 2004-106 Tax (MPI Grande Reserve Proj.) 3.94%, LOC LaSalle Bank NA, VRDN (b)	6,000	6,000
		945,319
Indiana - 2.1%
Avon 2000 Cmnty. School Bldg. Corp. Participating VRDN Series Putters 1055, 3.97% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	6,280	6,280
Boone County Hosp. Assoc. Lease Rev. Participating VRDN Series DB 149, 3.94% (Liquidity Facility Deutsche Bank AG) (b)(d)	8,915	8,915
Ctr. Grove 2000 Bldg. Corp. Participating VRDN Series DB 135, 3.94% (Liquidity Facility Deutsche Bank AG) (b)(d)	4,020	4,020
Indiana Edl. Facilities Auth. Rev. (Earlham College Proj.) Series E, 3.94%, LOC U.S. Bank NA, Minnesota, VRDN (b)	6,985	6,985
Indiana Fin. Auth. Rev. Participating VRDN:
Series PZ 156, 3.97% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,635	5,635
Series ROC II R6056, 3.95% (Liquidity Facility Citigroup, Inc.) (b)(d)	12,250	12,250
Indiana Health & Edl. Facilities Fing. Auth. Hosp. Rev.:
Participating VRDN Series PA 1405, 3.97% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	7,125	7,125
(Howard Reg'l. Health Sys. Proj.):
Series A, 4.05%, LOC Comerica Bank, Detroit, VRDN (b)	3,400	3,400
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana Health & Edl. Facilities Fing. Auth. Hosp. Rev.: - continued
(Howard Reg'l. Health Sys. Proj.):
Series B, 4.05%, LOC Nat'l. City Bank, Indiana, VRDN (b)	$ 9,000	$ 9,000
4%, LOC JPMorgan Chase Bank, VRDN (b)	14,600	14,600
Indiana Muni. Pwr. Participating VRDN Series 06 100, 3.94% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(d)	14,605	14,605
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Participating VRDN:
Series PT 1412, 3.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	12,355	12,355
Series Putters 1448, 3.97% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	7,000	7,000
Indiana Toll Road Commission Toll Road Rev. Participating VRDN Series Merlots 01 A104, 3.95% (Liquidity Facility Wachovia Bank NA) (b)(d)	3,210	3,210
Indiana Trans. Fin. Auth. Hwy. Participating VRDN:
Series Merlots B18, 3.95% (Liquidity Facility Wachovia Bank NA) (b)(d)	4,985	4,985
Series MS 942 D, 3.95% (Liquidity Facility Morgan Stanley) (b)(d)	4,299	4,299
Series PT 2245, 3.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	4,530	4,530
Indianapolis Local Pub. Impt. Bond Bank Participating VRDN Series MACN 06 S, 3.92% (Liquidity Facility Bank of America NA) (b)(d)	4,240	4,240
New Albany Floyd County Independent School Bldg. Corp. Participating VRDN Series PT 2794, 3.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	8,335	8,335
Plainfield Cmnty. High School Bldg. Corp. Participating VRDN Series PT 3281, 3.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,405	5,405
Purdue Univ. Rev. Participating VRDN Series PT 3510, 3.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	8,185	8,185
Richmond Econ. Dev. Rev. (Friends Fellowship Cmnty. Proj.) Series 1993, 4.25%, LOC U.S. Bank NA, Minnesota, VRDN (b)	600	600
Valparaiso Econ. Dev. Rev. (Indiana Retirement Cmnty. Proj.) 4.25%, LOC JPMorgan Chase Bank, VRDN (b)	400	400
Wayne Township Maron Co. School Bldg. Corp. Participating VRDN Series PT 2016, 3.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,200	5,200

	Principal Amount (000s)	Value (000s)
Westfield Independent High School Bldg. Corp. Participating VRDN Series Putters 98 236, 3.97% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	$ 10,065	$ 10,065
White County Hosp. Rent Rev. 3.93%, LOC Regions Bank of Alabama, VRDN (b)	17,600	17,600
		189,224
Iowa - 0.1%
Grinnell Hosp. Rev. (Grinnell Reg'l. Med. Ctr. Proj.) 4.05%, LOC U.S. Bank NA, Minnesota, VRDN (b)	4,535	4,535
Iowa Fin. Auth. Health Care Facilities Rev. (Care Initiatives Proj.) 4.05%, LOC KBC Bank NV, VRDN (b)	4,265	4,265
		8,800
Kansas - 0.5%
Kansas Dept. of Trans. Hwy. Rev. Participating VRDN Series EGL 00 1601, 3.96% (Liquidity Facility Citibank NA) (b)(d)	4,000	4,000
Kansas Dev. Fin. Auth. Rev. Participating VRDN Series Putters 324, 3.97% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	11,690	11,690
Wichita Hosp. Rev. Bonds Series MT 170, 3.43%, tender 2/1/07 (Liquidity Facility Landesbank Hessen-Thuringen) (b)(d)(e)	27,100	27,100
		42,790
Kentucky - 0.6%
Kentucky Property & Bldgs. Commission Revs. Participating VRDN Series IXIS 05 24, 3.94% (Liquidity Facility CDC Fin.-CDC IXIS) (b)(d)	21,890	21,890
Louisville Participating VRDN Series ROC 651 CE, 3.95% (Liquidity Facility Citibank NA) (b)(d)	10,500	10,500
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev. Participating VRDN Series EGL 01 1701, 3.96% (Liquidity Facility Citibank NA) (b)(d)	3,915	3,915
Mason County Poll. Cont. Rev. (East Kentucky Pwr. Coop. Proj.):
Series 1984 B1, 4.08% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (b)	2,100	2,100
Series 1984 B2, 4.08% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (b)	6,000	6,000
Series 1984 B3, 4.08% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (b)	5,625	5,625
		50,030
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Louisiana - 1.3%
Louisiana Gas & Fuel Tax Rev. Participating VRDN:
Series Eagle 06 0150, 3.96% (Liquidity Facility Citibank NA) (b)(d)	$ 23,735	$ 23,735
Series PT 2749, 3.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,240	5,240
Series ROC II RR 9049, 3.95% (Liquidity Facility Citigroup, Inc.) (b)(d)	23,390	23,390
Louisiana Gen. Oblig.:
Bonds Series MT 158, 3.63%, tender 3/15/07 (Liquidity Facility BNP Paribas SA) (b)(d)(e)	22,915	22,915
Participating VRDN:
Series Putters 1408, 3.97% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	6,165	6,165
Series Stars 06 168, 3.95% (Liquidity Facility BNP Paribas SA) (b)(d)	4,865	4,865
Louisiana State Citizens Property Ins. Corp. Assessment Rev. Participating VRDN Series EGL 06 84 Class A, 3.96% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(d)	15,300	15,300
New Orleans Aviation Board Rev. Series 1993 B, 3.97% (MBIA Insured), VRDN (b)	17,840	17,840
		119,450
Maine - 0.1%
Maine Health & Higher Ed. Facilities Auth. Rev. Participating VRDN Series PT 1923, 3.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	2,735	2,735
Maine Tpk. Auth. Tpk. Rev. Participating VRDN Series EGL 00 1901 Class A, 3.96% (Liquidity Facility Citibank NA) (b)(d)	3,975	3,975
		6,710
Maryland - 0.8%
Baltimore Convention Ctr. Hotel Rev. Participating VRDN Series Putters 1251, 3.97% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	3,060	3,060
Baltimore Rev. Participating VRDN Series SGA 20, 3.94% (Liquidity Facility Societe Generale) (b)(d)	5,500	5,500
Gaithersburg Econ. Dev. Rev. Board (Asbury Proj.) Series B, 3.93%, LOC KBC Bank NV, VRDN (b)	7,080	7,080
Maryland Cmnty. Dev. Administration Dept. of Hsg. & Cmnty. Dev. Participating VRDN Series MT 160, 3.96% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	1,020	1,020

	Principal Amount (000s)	Value (000s)
Maryland Health & Higher Edl. Facilities Auth. Rev.:
Participating VRDN Series MS 867, 3.95% (Liquidity Facility Morgan Stanley) (b)(d)	$ 17,900	$ 17,900
(Adventist Health Mid Atlantic Proj.) Series 2005 B, 3.93%, LOC Manufacturers & Traders Trust Co., VRDN (b)	13,700	13,700
Montgomery County Econ. Dev. Rev. (Riderwood Village, Inc. Proj.) 3.94%, LOC Manufacturers & Traders Trust Co., VRDN (b)	20,000	20,000
		68,260
Massachusetts - 0.4%
Massachusetts Gen. Oblig. Participating VRDN Series EGL 01 2105, 3.96% (Liquidity Facility Bayerische Landesbank (UNGTD)) (b)(d)	21,000	21,000
Massachusetts Spl. Oblig. Dedicated Tax Rev. Participating VRDN Series EGL 7050068 Class A, 3.96% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(d)	11,880	11,880
		32,880
Michigan - 6.2%
Charlotte Pub. School District Participating VRDN Series Putters 860, 3.97% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	5,025	5,025
Chelsea Econ. Dev. Corp. Ltd. Oblig. Rev. (Silver Maples of Chelsea Proj.) 3.94%, LOC Comerica Bank, Detroit, VRDN (b)	11,300	11,300
Detroit City School District Participating VRDN:
ROC II R1033, 3.95% (Liquidity Facility Citigroup, Inc.) (b)(d)	2,255	2,255
Series BA 01 P, 4.01% (Liquidity Facility Bank of America NA) (b)(d)	6,075	6,075
Series PT 1579, 3.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	13,030	13,030
Series PT 3126, 3.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	8,975	8,975
Series PT 3559, 3.94% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	19,980	19,980
Detroit Gen. Oblig. Participating VRDN Series MT 210, 3.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	4,995	4,995
Detroit Swr. Disp. Rev. Participating VRDN:
Series Eagle 06 127, 3.96% (Liquidity Facility Citibank NA) (b)(d)	9,800	9,800
Series Merlots 00 I, 3.95% (Liquidity Facility Wachovia Bank NA) (b)(d)	7,500	7,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Detroit Swr. Disp. Rev. Participating VRDN: - continued
Series PT 3578, 3.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	$ 5,265	$ 5,265
Series Putters 3756, 3.96% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	7,495	7,495
Detroit Wtr. Supply Sys. Rev. Participating VRDN:
Series GS 06 68, 3.95% (Liquidity Facility Goldman Sachs Group, Inc.) (b)(d)	6,495	6,495
Series Merlots 00 D, 3.95% (Liquidity Facility Wachovia Bank NA) (b)(d)	4,100	4,100
Series MS 06 1445, 3.95% (Liquidity Facility Morgan Stanley) (b)(d)	8,700	8,700
Eastern Michigan Univ. Revs. Series A, 4% (XL Cap. Assurance, Inc. Insured), VRDN (b)	26,765	26,765
Fraser Pub. School District Participating VRDN Series AAB 05 39, 3.63% tender 12/6/07 (Liquidity Facility ABN-AMRO Bank NV) (b)(d)(e)	8,000	8,000
Hudsonville Pub. Schools Participating VRDN Series PT 2797, 3.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,310	6,310
Huron Valley School District Participating VRDN Series EGL 01 2203, 3.96% (Liquidity Facility Citibank NA) (b)(d)	13,375	13,375
Jackson County Hosp. Fin. Auth. Hosp. Rev. (Washington Foote Memorial Hosp. Proj.) Series B, 3.93%, VRDN (b)	6,400	6,400
Kent County Bldg. Auth. Participating VRDN Series PT 3242, 3.94% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	10,985	10,985
L'Anse Creuse Pub. Schools Participating VRDN:
Series EGL 06 32 Class A, 3.96% (Liquidity Facility Citibank NA) (b)(d)	3,700	3,700
Series Putters 927, 3.97% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	5,460	5,460
Michigan Bldg. Auth. Rev.:
Participating VRDN:
Series AAB 02 35, 3.95% (Liquidity Facility ABN-AMRO Bank NV) (b)(d)	13,845	13,845
Series Eagle 06 0142, 3.96% (Liquidity Facility Citibank NA) (b)(d)	33,800	33,800
Series EGL 01 2202, 3.96% (Liquidity Facility Citibank NA) (b)(d)	8,145	8,145
Series MSTC 2006 277 Class A, 4% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	9,600	9,600

	Principal Amount (000s)	Value (000s)
Series PT 2234, 3.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	$ 5,780	$ 5,780
Series PZ 119, 3.97% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	14,000	14,000
(Facilities Prog.) Series 2005 IIA, 3.95%, LOC DEPFA BANK PLC, VRDN (b)	7,700	7,700
Michigan Gen. Oblig.:
Participating VRDN Series Putters 125, 3.97% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	17,280	17,280
TAN 4.25% 9/28/07, LOC DEPFA BANK PLC	42,200	42,427
Michigan Hosp. Fin. Auth. Hosp. Rev.:
Participating VRDN Series Putters 1404, 3.97% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	14,195	14,195
Series 99 B3, 3.88%, VRDN (b)	25,000	25,000
Series C, 3.95%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	11,900	11,900
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev. Series C, 4.03% (Liquidity Facility DEPFA BANK PLC), VRDN (b)	37,190	37,190
Michigan Muni. Bond Auth. Rev.:
Participating VRDN:
Series MS 718, 3.95% (Liquidity Facility Morgan Stanley) (b)(d)	30,080	30,080
Series MT 287, 3.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	15,990	15,990
RAN Series B2, 4.5% 8/20/07, LOC Bank of Nova Scotia, New York Agcy.	24,800	24,924
Michigan Strategic Fund Ltd. Oblig. Rev. (The Van Andel Research Institute Proj.) Series 1999, 3.95%, LOC LaSalle Bank Midwest NA, VRDN (b)	14,400	14,400
Michigan Trunk Line Participating VRDN Series Floaters 01 569, 3.95% (Liquidity Facility Morgan Stanley) (b)(d)	8,375	8,375
Northern Michigan Univ. Revs. 4% (AMBAC Insured), VRDN (b)	9,740	9,740
West Branch Rose City Area School District Participating VRDN Series ROC II R7511, 3.95% (Liquidity Facility Citigroup, Inc.) (b)(d)	6,080	6,080
		552,436
Minnesota - 1.6%
Bloomington Health Care Facilities Rev. Participating VRDN Series FRRI 03 L1J, 4.03% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)	17,900	17,900
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Minnesota - continued
Duluth Econ. Dev. Auth. Health Care Facilities Rev. (Miller-Dwan Med. Ctr. #97 Proj.) 4.05%, LOC U.S. Bank NA, Minnesota, VRDN (b)	$ 3,450	$ 3,450
Minneapolis & Saint Paul Hsg. Fin. Board Rev. Participating VRDN Series MT 120, 3.96% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(d)	1,975	1,975
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev.:
Participating VRDN:
Series Merlots 00 ZZ, 3.95% (Liquidity Facility Wachovia Bank NA) (b)(d)	14,215	14,215
Series SGA 121, 3.94% (Liquidity Facility Societe Generale) (b)(d)	3,700	3,700
3.6% 3/1/07, LOC WestLB AG, CP	10,000	10,000
Minnesota Gen. Oblig. Participating VRDN:
Series EGL 01 2301 Class A, 3.96% (Liquidity Facility Citibank NA) (b)(d)	3,300	3,300
Series MS 01 719, 3.95% (Liquidity Facility Morgan Stanley) (b)(d)	42,885	42,885
Series ROC II R4039, 3.95% (Liquidity Facility Citigroup, Inc.) (b)(d)	3,635	3,635
Minnetonka Multi-family Hsg. Rev. (Cliffs at Ridgedale Proj.) Series 1995, 3.96%, LOC Fannie Mae, VRDN (b)	21,400	21,400
Roseville Health Care Facilities (Presbyterian Homes Proj.) 4.05%, LOC U.S. Bank NA, Minnesota, VRDN (b)	3,305	3,305
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series A, 3.58% 3/12/07 (Liquidity Facility Landesbank Hessen-Thuringen), CP	16,400	16,400
West Saint Paul Independent School District #197 Participating VRDN Series Putters 602, 3.97% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	5,540	5,540
		147,705
Mississippi - 0.8%
Claiborne County Poll. Cont. Rev. Bonds (South Mississippi Elec. Pwr. Assoc. Proj.) Series 85G2, 3.65% tender 3/6/07 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	5,900	5,900
Mississippi Bus. Fin. Corp. Rev. (Jackson Med. Mall Foundation Prog.) Series 2000 A, 3.95%, LOC JPMorgan Chase Bank, VRDN (b)	22,850	22,850
Mississippi Dev. Bank Spl. Oblig. Participating VRDN Series ROC II R6051, 3.95% (Liquidity Facility Citigroup, Inc.) (b)(d)	6,895	6,895

	Principal Amount (000s)	Value (000s)
Mississippi Gen. Oblig.:
Participating VRDN:
Series EGL 99 2401, 3.96% (Liquidity Facility Citibank NA) (b)(d)	$ 5,300	$ 5,300
Series MS 905, 3.95% (Liquidity Facility Morgan Stanley) (b)(d)	3,325	3,325
Series Putters 138, 3.97% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	16,350	16,350
3.9% (Liquidity Facility Bank of America NA), VRDN (b)	7,100	7,100
		67,720
Missouri - 1.4%
Golden Valley Memorial Hosp. District 3.96%, LOC Bank of America NA, VRDN (b)	10,000	10,000
Jackson County Spl. Oblig. Participating VRDN Series ROC RR II R 9014, 3.95% (Liquidity Facility Citigroup, Inc.) (b)(d)	8,140	8,140
Missouri Board of Pub. Bldgs. State Office Bldg. Spl. Oblig. Participating VRDN Series Putters 382, 3.97% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	7,950	7,950
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev.:
(DeSmet Jesuit High School Proj.) Series 2002, 4.05%, LOC U.S. Bank NA, Minnesota, VRDN (b)	5,900	5,900
(Saint Louis Univ. Proj.):
Series 1999 B, 4.03% (Liquidity Facility Bank of America NA), VRDN (b)	4,700	4,700
4.03% (Liquidity Facility U.S. Bank NA, Minnesota), VRDN (b)	3,845	3,845
Missouri Health & Edl. Facilities Auth. Health Facilities Rev. Participating VRDN Series Putters 847, 3.97% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	4,795	4,795
Missouri Highways & Trans. Commission State Road Rev. Participating VRDN:
Series PT 3571, 3.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,935	6,935
Series Putters 1433, 3.97% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	6,995	6,995
Missouri Joint Muni. Elec. Util. Cmnty. Pwr. Proj. Participating VRDN Series ROC II R 620PB, 3.96% (Liquidity Facility Deutsche Postbank AG) (b)(d)	5,770	5,770
Platte County Reorganized School District Participating VRDN Series PT 2180, 3.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,210	5,210
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Missouri - continued
Saint Louis Arpt. Rev. Participating VRDN Series PT 3431, 3.94% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	$ 38,895	$ 38,895
Springfield Pub. Utils. Rev. Participating VRDN Series PT 3632, 3.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	13,005	13,005
		122,140
Montana - 0.4%
Montana Health Facilities Auth. Hosp. Rev. Participating VRDN Series MT 250, 3.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	33,895	33,895
Nebraska - 0.4%
Muni. Energy Agcy. Pwr. Swr. Rev. Participating VRDN Series ROC II R2051, 3.95% (Liquidity Facility Citigroup, Inc.) (b)(d)	4,350	4,350
Nebraska Pub. Pwr. District Rev. Participating VRDN Series ROC II R9000, 3.95% (Liquidity Facility Citigroup, Inc.) (b)(d)	4,100	4,100
Omaha Gen. Oblig. Participating VRDN Series EGL 00 2701, 3.96% (Liquidity Facility Citibank NA) (b)(d)	9,000	9,000
Omaha Pub. Pwr. District Elec. Rev. Participating VRDN Series ROC II R 9030, 3.95% (Liquidity Facility Citigroup, Inc.) (b)(d)	12,445	12,445
Omaha Spl. Oblig. Participating VRDN Series DB 125, 3.94% (Liquidity Facility Deutsche Bank AG) (b)(d)	8,230	8,230
		38,125
Nevada - 2.5%
Clark County Arpt. Rev. Series E2, 3.95% (FGIC Insured), VRDN (b)	8,795	8,795
Clark County Gen. Oblig.:
Participating VRDN:
Series MS 1282, 3.95% (Liquidity Facility Morgan Stanley) (b)(d)	7,000	7,000
Series PZ 135, 3.97% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,600	6,600
Series ROC II R1035, 3.95% (Liquidity Facility Citigroup, Inc.) (b)(d)	5,910	5,910
Series B, 3.62% 3/8/07, LOC Landesbank Hessen-Thuringen, CP	15,000	15,000
Clark County School District Participating VRDN:
Series Merlots 05 B3, 3.95% (Liquidity Facility Wachovia Bank NA) (b)(d)	8,755	8,755

	Principal Amount (000s)	Value (000s)
Series PT 2406, 3.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	$ 11,365	$ 11,365
Series PT 3404, 3.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	8,870	8,870
Series PZ 167, 3.97% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	4,525	4,525
Series PZ 169, 3.97% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	10,575	10,575
Series PZ 171, 3.97% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	7,145	7,145
Series PZ 174, 3.96% (Liquidity Facility Wells Fargo & Co.) (b)(d)	29,005	29,005
Series ROC II R2184, 3.95% (Liquidity Facility Citigroup, Inc.) (b)(d)	14,455	14,455
Las Vegas Valley Wtr. District:
Participating VRDN Series PT 1675, 3.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	11,835	11,835
(Wtr. Impt. Proj.) Series C, 4% (Liquidity Facility Dexia Cr. Local de France), VRDN (b)	12,400	12,400
Nevada Gen. Oblig. Participating VRDN:
Series PT 2762, 3.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	7,770	7,770
Series SGB 31, 3.94% (Liquidity Facility Societe Generale) (b)(d)	7,600	7,600
Nevada Hwy. Impt. Rev. Participating VRDN:
Series Clipper 05 37, 3.95% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(d)	20,000	20,000
Series Putters PZ 154, 3.97% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	18,975	18,975
Nevada Sys. of Higher Ed. Univs. Rev. Participating VRDN Series Putters 1134, 3.97% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	5,285	5,285
		221,865
New Hampshire - 0.2%
New Hampshire Health & Ed. Facilities Auth. Rev. (Crotched Mountain Foundation Proj.) 3.93%, LOC Allied Irish Banks PLC, VRDN (b)	7,500	7,500
New Hampshire Higher Edl. & Health Facilities Auth. Rev. Participating VRDN Series MS 866, 3.95% (Liquidity Facility Morgan Stanley) (b)(d)	10,200	10,200
		17,700
New Jersey - 1.6%
New Jersey Edl. Facilities Auth. Rev. Participating VRDN Series ROC II R2102, 3.94% (Liquidity Facility Citigroup, Inc.) (b)(d)	4,725	4,725
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New Jersey - continued
New Jersey Gen. Oblig. TRAN 4.5% 6/22/07	$ 24,000	$ 24,110
New Jersey Tpk. Auth. Tpk. Rev. Participating VRDN Series PA 613, 3.94% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	3,165	3,165
New Jersey Trans. Trust Fund Auth. Participating VRDN:
Series PA 646, 3.94% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,020	5,020
Series PT 2500, 3.89% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	6,485	6,485
Series PT 3495, 3.93% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	48,900	48,900
Series PZ 111, 3.96% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	530	530
Series PZ 116, 3.96% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	46,590	46,590
Series ROC 4040, 3.94% (Liquidity Facility Citigroup, Inc.) (b)(d)	7,010	7,010
		146,535
New Mexico - 0.5%
Bernalillo County Gen. Oblig. TRAN Series A, 4% 12/14/07	15,000	15,069
Bernalillo County Gross Receipt Tax Rev. Participating VRDN Series PT 2202, 3.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,395	5,395
New Mexico Fin. Auth. Rev. Participating VRDN Series Solar 06 34, 3.94% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(d)	4,000	4,000
New Mexico State Univ. Revs. Participating VRDN Series PT 2342, 3.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	3,940	3,940
Portales Student Hsg. Rev. Series A, 3.94%, LOC Banco Santander Central Hispano SA, VRDN (b)	13,520	13,520
Rio Rancho Wtr. & Wastewtr. Sys. Rev. Participating VRDN Series Putters 953, 3.89% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	5,450	5,450
		47,374
New York - 5.9%
Liberty Dev. Corp. Rev. Participating VRDN 3.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	20,000	20,000
Metropolitan Trans. Auth. Rev. Participating VRDN:
Series EGL 02 6023 Class A, 3.96% (Liquidity Facility Citibank NA) (b)(d)	13,035	13,035

	Principal Amount (000s)	Value (000s)
Series EGL 04 41 Class A, 3.96% (Liquidity Facility Citibank NA) (b)(d)	$ 15,005	$ 15,005
Series ROC II R282, 3.95% (Liquidity Facility Citibank NA) (b)(d)	20,095	20,095
New York Participating VRDN Series ROC II RR 670, 3.95% (Liquidity Facility Citibank NA) (b)(d)	43,790	43,790
New York City Gen. Oblig. Series 03 C5, 3.84%, LOC Bank of New York, New York, VRDN (b)	16,000	16,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Participating VRDN:
Series EGL 04 27 Class A, 3.96% (Liquidity Facility Citibank NA) (b)(d)	8,485	8,485
Series EGL 04 35 Class A, 3.96% (Liquidity Facility Citibank NA) (b)(d)	4,950	4,950
Series EGL 06 74 Class A, 3.96% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(d)	7,045	7,045
Series EGL 7050083 Class A, 3.96% (Liquidity Facility Citibank NA) (b)(d)	8,000	8,000
Series Merlots 00 DDD, 3.94% (Liquidity Facility Wachovia Bank NA) (b)(d)	18,625	18,625
Series MOTC PA 1403, 3.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	8,000	8,000
Series PA 1327, 3.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	18,800	18,800
Series PT 06 3385, 3.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,315	6,315
Series PT 3401, 3.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	10,340	10,340
Series ROC II R 441, 3.95% (Liquidity Facility Citibank NA) (b)(d)	10,300	10,300
Series ROC II R406, 3.95% (Liquidity Facility Citibank NA) (b)(d)	16,960	16,960
New York Convention Ctr. Dev. Corp. Rev. Participating VRDN Series EGL 06 72 Class A, 3.96% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(d)	38,500	38,500
New York State Dorm. Auth. Revs. Participating VRDN:
Series Eagle 06 0138, 3.96% (Liquidity Facility Citibank NA) (b)(d)	13,680	13,680
Series EGL 06 47 Class A, 3.96% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(d)	28,300	28,300
Series MS 06 1526, 3.93% (Liquidity Facility Morgan Stanley) (b)(d)	12,740	12,740
Series PA 1330, 3.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	9,930	9,930
Series ROC II R 532, 3.95% (Liquidity Facility Citibank NA) (b)(d)	9,000	9,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York State Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Rev. Participating VRDN Series PT 2012, 3.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	$ 5,160	$ 5,160
New York State Thruway Auth. Gen. Rev. Participating VRDN Series ROC II R4076, 3.95% (Liquidity Facility Citigroup, Inc.) (b)(d)	9,195	9,195
New York State Thruway Auth. State Personal Income Tax Rev. Participating VRDN Series Putters 1186, 3.95% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	6,250	6,250
New York State Urban Dev. Corp. Rev. Participating VRDN Series EGL 03 57 Class A, 3.96% (Liquidity Facility Citibank NA) (b)(d)	9,880	9,880
New York Transitional Fin. Auth. Rev.:
Participating VRDN:
Series Merlots 99 G, 3.94% (Liquidity Facility Wachovia Bank NA) (b)(d)	22,695	22,695
Series MS 01 698, 3.93% (Liquidity Facility Morgan Stanley) (b)(d)	10,657	10,657
Series Putters 424, 3.95% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	6,465	6,465
Series 2003 2B, 3.95% (Liquidity Facility Dexia Cr. Local de France), VRDN (b)	14,985	14,985
Series A, 3.95% (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	31,000	31,000
Sales Tax Asset Receivables Corp. Participating VRDN:
Series PT 3521, 3.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	9,895	9,895
Series Putters 1133Z, 3.95% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	13,910	13,910
Triborough Bridge & Tunnel Auth. Revs.:
Participating VRDN Series EGL 03 4, Class A, 3.96% (Liquidity Facility Citibank NA) (b)(d)	10,700	10,700
Series B, 3.86% (Liquidity Facility Dexia Cr. Local de France), VRDN (b)	24,400	24,400
		533,087

	Principal Amount (000s)	Value (000s)
Non State Specific - 0.2%
Multistate Puttable Floating Option Tax Receipts Participating VRDN Series PZP 017, 4.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	$ 8,540	$ 8,540
Puttable Floating Option Tax Receipts Participating VRDN Series PZP 016, 4.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	8,215	8,215
		16,755
North Carolina - 0.5%
North Carolina Cap. Facilities Fin. Agcy. Ed. Facilities Rev. (Forsyth Country Day School, Inc. Proj.) 3.95%, LOC Branch Banking & Trust Co., VRDN (b)	4,900	4,900
North Carolina Ctfs. of Prtn. Participating VRDN Series Putters 429, 3.97% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	6,115	6,115
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Participating VRDN:
Series MS 00 209, 3.95% (Liquidity Facility Morgan Stanley) (b)(d)	6,665	6,665
Series MT 99, 3.94% (Liquidity Facility BNP Paribas SA) (b)(d)	4,075	4,075
Series PA 693, 3.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,495	6,495
North Carolina Med. Care Commission Health Care Facilities Rev. (Carolina Meadows, Inc. Proj.) 3.93%, LOC Allied Irish Banks PLC, VRDN (b)	4,900	4,900
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Participating VRDN:
Series PT 900, 3.94% (Liquidity Facility BNP Paribas SA) (b)(d)	9,695	9,695
Series ROC II R211, 3.95% (Liquidity Facility Citibank NA) (b)(d)	4,330	4,330
		47,175
North Dakota - 0.1%
North Dakota Muni. Bond Bank Participating VRDN Series PT 1919, 3.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,490	6,490
Ohio - 2.1%
Cincinnati City School District Participating VRDN:
Series EGL 04 34 Class A, 3.96% (Liquidity Facility Citibank NA) (b)(d)	6,000	6,000
Series PT 3671, 3.94% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	5,225	5,225
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Cleveland-Cuyahoga County Port Auth. Rev. (Euclid/93rd Garage & Office LLC Proj.) Series 2003, 3.95%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	$ 10,200	$ 10,200
Cuyahoga County Econ. Dev. Rev. (Cleveland Botanical Garden Proj.) 3.93%, LOC Allied Irish Banks PLC, VRDN (b)	10,550	10,550
Cuyahoga County Health Care Facilities Rev. (The A.M. McGregor Home Proj.) 3.94%, LOC Keybank Nat'l. Assn, VRDN (b)	4,425	4,425
Cuyahoga County Rev. (Cleveland Clinic Health Sys. Obligated Group Prog.):
Subseries B1, 4.05%, VRDN (b)	17,500	17,500
Subseries B3, 4.05%, VRDN (b)	17,300	17,300
Erie County Health Care Facilities Rev. (Commons of Providence Proj.) Series 1999 B, 3.96%, LOC JPMorgan Chase Bank, VRDN (b)	3,100	3,100
Lake County Hosp. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) Series 1996, 3.98%, LOC JPMorgan Chase Bank, VRDN (b)	9,470	9,470
Montgomery County Hosp. Rev. Participating VRDN Series MT 236, 3.94% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(d)	30,760	30,760
Ohio Gen. Oblig. Participating VRDN Series PT 3435, 3.94% (Liquidity Facility DEPFA BANK PLC) (b)(d)	16,260	16,260
Ohio Higher Edl. Facility Commission Rev. (Pooled Fing. Prog.):
Series 1997, 3.98%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	3,640	3,640
Series 1999, 3.98%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	4,640	4,640
Series 2004 B, 3.93%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	6,100	6,100
Ohio Wtr. Dev. Auth. Rev. Participating VRDN Series PT 3649, 3.94% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	15,055	15,055
Olentangy Local School District Participating VRDN Series ROC II RR 9047, 3.95% (Liquidity Facility Citigroup, Inc.) (b)(d)	5,900	5,900
Richland County Health Care Facilities Rev. (Wesleyan Sr. Living Proj.) Series 2004 A, 3.94%, LOC JPMorgan Chase Bank, VRDN (b)	14,275	14,275
Warren County Health Care Facilities Rev. (Otterbein Homes Proj.) Series 1998 B, 4.03%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	10,275	10,275
		190,675

	Principal Amount (000s)	Value (000s)
Oklahoma - 0.5%
Oklahoma Dev. Fin. Auth. Rev. (Continuing Care Cmnty. Proj.) Series 2002 C, 4.05%, LOC KBC Bank NV, VRDN (b)	$ 1,700	$ 1,700
Oklahoma Industries Auth. Rev. Participating VRDN Series Putters 455Z, 3.97% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	4,330	4,330
Payne County Econ. Dev. Auth. Student Hsg. Rev. (OSUF Phase III Proj.) 3.93% (AMBAC Insured), VRDN (b)	40,000	40,000
		46,030
Oregon - 1.0%
Oregon Dept. Administrative Svcs. Ctfs. of Prtn. Participating VRDN:
Series PT 1435, 3.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,745	5,745
Series Solar 06 90, 3.94% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(d)	15,635	15,635
Oregon Dept. of Trans. Hwy. User Tax Rev. Participating VRDN:
Series Putters 469, 3.97% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	9,630	9,630
Series ROC II R 9004, 3.95% (Liquidity Facility Citigroup, Inc.) (b)(d)	1,715	1,715
Oregon Health and Science Univ. Spl. Rev. (OHSU Med. Group Proj.) Series 2004 B, 3.93%, LOC Bank of New York, New York, LOC California Teachers Retirement Sys., VRDN (b)	21,700	21,700
Oregon Homeowner Rev. Participating VRDN Series MT 327, 3.96% (Liquidity Facility Lloyds TSB Bank PLC) (b)(d)	8,060	8,060
Port Morrow Poll. Cont. Rev. Participating VRDN Series FRRI 03 F4J, 4.18% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)	10,000	10,000
Springfield Pub. Util. Rev. Participating VRDN Series MT 06 43, 3.95% (Liquidity Facility ABN-AMRO Bank NV) (b)(d)	9,995	9,995
Tri-City Metropolitan Trans. District Rev. Participating VRDN Series Putters 787, 3.97% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	4,220	4,220
		86,700
Pennsylvania - 3.5%
Allegheny County Hosp. Dev. Auth. Rev. Participating VRDN:
Series PT 762, 3.94% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(d)	26,255	26,255
Series Putters 1281, 3.97% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	8,900	8,900
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Chester County Health & Ed. Facilities Auth. Retirement Cmnty. Rev. (Kendal-Crosslands Cmntys. Proj.) Series 2003, 3.93%, LOC Allied Irish Banks PLC, VRDN (b)	$ 2,790	$ 2,790
Delaware County Auth. Hosp. Rev. (Crozer-Chester Med. Ctr. Proj.) Series 1996, 3.99%, LOC KBC Bank NV, VRDN (b)	4,115	4,115
Harrisburg Auth. Wtr. Rev. Series 2002 B, 3.96% (FSA Insured), VRDN (b)	10,435	10,435
Lancaster Indl. Dev. Auth. Rev. (United Zion Retirement Cmnty. Proj.) 3.95%, LOC Citizens Bank of Pennsylvania, VRDN (b)	5,545	5,545
Luzerne County Indl. Dev. Auth. Rev. (United Methodist Homes Proj.) 3.95%, LOC Bank of New York, New York, VRDN (b)	5,085	5,085
Montgomery County Indl. Dev. Auth. Poll. Cont. Rev. (Peco Energy Co. Proj.) Series 1999 A, 3.9%, LOC Wachovia Bank NA, VRDN (b)	46,400	46,400
Pennsylvania Higher Edl. Facilities Auth. Hosp. Rev. Participating VRDN Series MT 42, 3.97% (Liquidity Facility Lloyds TSB Bank PLC) (b)(d)	10,455	10,455
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Honeysuckle Student Hldgs., Inc. Student Hsg. Proj.) Series A, 3.93%, LOC Allied Irish Banks PLC, VRDN (b)	8,000	8,000
(Marywood Univ. Proj.) Series A, 3.95%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	6,090	6,090
Pennsylvania Pub. School Bldg. Auth. School Rev. Participating VRDN Series AAB 03 24, 3.95% (Liquidity Facility ABN-AMRO Bank NV) (b)(d)	13,790	13,790
Pennsylvania Tpk. Commission Tpk. Rev. Participating VRDN Series Floaters 06 1402, 3.95% (Liquidity Facility Morgan Stanley) (b)(d)	10,000	10,000
Philadelphia Gas Works Rev. Participating VRDN Series Putters 384, 3.97% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	3,210	3,210
Philadelphia Gen. Oblig. TRAN 4.5% 6/29/07	20,800	20,872
Philadelphia Hosp. & Higher Ed. Facilities Auth. Hosp. Rev. (Temple Univ. Proj.) Series A, 3.96%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	13,900	13,900
Philadelphia School Participating VRDN Series MS 7031, 3.95% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	15,325	15,325

	Principal Amount (000s)	Value (000s)
Philadelphia School District Participating VRDN Series Putters 870, 3.97% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	$ 5,260	$ 5,260
Philadelphia State Pub. School Participating VRDN Series Solar 06 161, 3.94% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(d)	25,860	25,860
Philadelphia Wtr. Participating VRDN Series ROC II RR 682, 3.95% (Liquidity Facility Citibank NA) (b)(d)	5,250	5,250
State Pub. School Bldg. Auth. Participating VRDN:
Series Eagles 06 161, 3.96% (Liquidity Facility Citibank NA) (b)(d)	19,700	19,700
Series MS 06 1552, 3.95% (Liquidity Facility Morgan Stanley) (b)(d)	19,665	19,665
Temple Univ. of the Commonwealth Sys. of Higher Ed. RAN 5% 4/26/07	28,900	29,016
		315,918
Rhode Island - 0.1%
Rhode Island & Providence Plantations Participating VRDN Series MS 01 568, 3.95% (Liquidity Facility Morgan Stanley) (b)(d)	9,595	9,595
South Carolina - 1.6%
Berkeley County School District Participating VRDN Series MSCO 01 656, 3.95% (Liquidity Facility Morgan Stanley) (b)(d)	8,554	8,554
Charleston County School District Participating VRDN Series PT 2100, 3.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	13,660	13,660
Charleston Edl. Excellence Fing. Corp. Rev. Participating VRDN:
Series ROC II R481X, 3.95% (Liquidity Facility Citibank NA) (b)(d)	15,075	15,075
Series ROC II R515, 3.95% (Liquidity Facility Citibank NA) (b)(d)	7,470	7,470
Greenville County School District Installment Purp. Rev. Participating VRDN Series MS 06 1365, 3.95% (Liquidity Facility Morgan Stanley) (b)(d)	29,723	29,723
Richland County School District #1 Participating VRDN Series AAB 03 29, 3.95% (Liquidity Facility ABN-AMRO Bank NV) (b)(d)	10,000	10,000
South Carolina Jobs-Econ. Dev. Auth. (Oconee Memorial Hosp., Inc. Proj.) Series A, 3.97% (Radian Asset Assurance, Inc. Insured), VRDN (b)	5,400	5,400
South Carolina Pub. Svc. Auth. Rev. Participating VRDN:
Series EGL 00 4001 Class A, 3.96% (Liquidity Facility Citibank NA) (b)(d)	2,000	2,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
South Carolina Pub. Svc. Auth. Rev. Participating VRDN: - continued
Series EGL 03 44 Class A, 3.96% (Liquidity Facility Citibank NA) (b)(d)	$ 4,200	$ 4,200
Series EGL 06 19 Class A, 3.96% (Liquidity Facility Citibank NA) (b)(d)	19,110	19,110
South Carolina Trans. Infrastructure Bank Rev. Participating VRDN:
Series MS 728, 3.95% (Liquidity Facility Morgan Stanley) (b)(d)	12,500	12,500
Series PT 3184, 3.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,330	5,330
Series SGA 116, 3.95% (Liquidity Facility Societe Generale) (b)(d)	8,365	8,365
		141,387
Tennessee - 1.5%
Clipper Tax-Exempt Trust Participating VRDN Series Clipper 06 9, 3.95% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(d)	7,205	7,205
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev. Participating VRDN Series PA 750, 3.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	8,935	8,935
Memphis Elec. Sys. Rev. Participating VRDN Series Putters 1350, 3.97% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	4,610	4,610
Memphis Gen. Oblig. Participating VRDN Series IXIS 05 7, 3.94% (Liquidity Facility CDC Fin.-CDC IXIS) (b)(d)	5,665	5,665
Nashville & Davidson County Metropolitan Govt. Gen. Oblig. Participating VRDN Series Clipper 06 4, 3.95% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(d)	5,000	5,000
Sevier County Pub. Bldg. Auth. Rev.:
Series 2000 IV E1, 4% (AMBAC Insured), VRDN (b)	3,580	3,580
Series 2000 IV E3, 4% (AMBAC Insured), VRDN (b)	1,200	1,200
Shelby County Gen. Oblig.:
Participating VRDN Series EGL 00 4201, 3.96% (Liquidity Facility Citibank NA) (b)(d)	8,000	8,000
Series 06C, 3.91% (Liquidity Facility Dexia Cr. Local de France), VRDN (b)	77,300	77,300
Sullivan County Health, Edl. & Hosp. Board Hosp. Rev. Participating VRDN Series LB 06 F6, 4.08% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)	8,700	8,700
		130,195

	Principal Amount (000s)	Value (000s)
Texas - 19.3%
Alvin Independent School District Participating VRDN Series PT 3110, 3.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	$ 6,160	$ 6,160
Arlington Spl. Oblig.:
Participating VRDN Series LB 05 L19, 4.06% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)	11,975	11,975
Series B, 3.95% (MBIA Insured), VRDN (b)	54,200	54,200
Austin Elec. Student Finl. Auth. Participating VRDN Series Solar 06 91, 3.94% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(d)	8,780	8,780
Austin Elec. Util. Sys. Rev. Participating VRDN:
Series EGL 01 4302 Class A, 3.96% (Liquidity Facility Citibank NA) (b)(d)	10,000	10,000
Series SGA 131, 3.94% (Liquidity Facility Societe Generale) (b)(d)	8,605	8,605
3.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	8,650	8,650
Austin Gen. Oblig. Participating VRDN Series EGL 00 4305, 3.96% (Liquidity Facility Citibank NA) (b)(d)	5,955	5,955
Austin Util. Sys. Rev. Participating VRDN Series BA 98 V, 3.99% (Liquidity Facility Bank of America NA) (b)(d)	6,575	6,575
Austin Wtr. & Wastewtr. Sys. Rev.:
Participating VRDN:
Series EGL 00 4303, 3.96% (Liquidity Facility Citibank NA) (b)(d)	5,000	5,000
Series Floater PZ 153, 3.97% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	4,800	4,800
Series Merlots 01 A63, 3.95% (Liquidity Facility Bank of New York, New York) (b)(d)	6,415	6,415
Series Putters 1319, 3.97% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	6,075	6,075
Series ROC RR II R 9508, 3.95% (Liquidity Facility Citigroup, Inc.) (b)(d)	16,040	16,040
3.95% (FSA Insured), VRDN (b)	21,400	21,400
Beaumont Wtrwks. & Swr. Sys. Participating VRDN Series Putters 859, 3.97% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	5,490	5,490
Bexar County Health Facilities Dev. Corp. Rev. (Warm Springs Rehabilitation Proj.) Series 1997, 3.98%, LOC JPMorgan Chase Bank, VRDN (b)	3,900	3,900
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Board of Regents of The Univ. of Texas Sys. Permanent Univ. Fund Participating VRDN Series Putters 411, 3.97% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	$ 2,825	$ 2,825
Brownsville Independent School District Participating VRDN Series PT 3627, 3.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	8,930	8,930
Brownsville Util. Participating VRDN Series Solar 06 68, 3.94% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(d)	3,135	3,135
Brownsville Util. Sys. Rev. Participating VRDN Series ROC II R4074, 3.95% (Liquidity Facility Citigroup, Inc.) (b)(d)	10,365	10,365
Canadian River Muni. Wtr. Auth. Participating VRDN:
Series PT 2792, 3.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,825	5,825
Series PT 3276, 3.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,275	5,275
Series ROC II R 2204, 3.95% (Liquidity Facility Citigroup, Inc.) (b)(d)	8,570	8,570
Canutillo Independent School District Participating VRDN Series PT 1936, 3.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	4,800	4,800
Comal Independent School District Participating VRDN:
Series PT 1676, 3.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,920	5,920
Series Solar 06 36, 3.94% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(d)	6,690	6,690
Corpus Christi Gen. Oblig. Participating VRDN Series Putters 968, 3.97% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	4,390	4,390
Corsicana Independent School District Participating VRDN Series PT 2430, 3.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,190	5,190
Crowley Independent School District Participating VRDN Series MS 1171, 3.95% (Liquidity Facility Morgan Stanley) (b)(d)	5,105	5,105
Cypress-Fairbanks Independent School District Participating VRDN Series PT 3405, 3.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	27,045	27,045
Dallas Area Rapid Transit Sales Tax Rev. Participating VRDN:
Series EGL 01 4310 Class A, 3.96% (Liquidity Facility Citibank NA) (b)(d)	6,290	6,290

	Principal Amount (000s)	Value (000s)
Series ROC II R3014, 3.95% (Liquidity Facility Citigroup, Inc.) (b)(d)	$ 5,140	$ 5,140
Dallas County Util. & Reclamation District Rev. Participating VRDN Series PA 1136R, 3.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,570	6,570
Dallas Wtrwks. & Swr. Sys. Rev. Participating VRDN:
Series PT 3441, 3.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	8,755	8,755
Series Putters 1434, 3.97% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	2,200	2,200
Denton County Lewisville Independent School District Participating VRDN Series PT 2089, 3.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,585	5,585
Denton Util. Sys. Rev. Participating VRDN:
Series MS 00 428, 3.95% (Liquidity Facility Morgan Stanley) (b)(d)	9,835	9,835
Series MS 01 635, 3.95% (Liquidity Facility Morgan Stanley) (b)(d)	15,210	15,210
Dickinson Independent School District Participating VRDN:
Series AAB 06 10, 3.96% (Liquidity Facility ABN-AMRO Bank NV) (b)(d)	12,615	12,615
Series DB 146, 3.94% (Liquidity Facility Deutsche Bank AG) (b)(d)	8,420	8,420
Series DB 147, 3.94% (Liquidity Facility Deutsche Bank AG) (b)(d)	9,240	9,240
Series DB 152, 3.94% (Liquidity Facility Deutsche Bank AG) (b)(d)	6,255	6,255
Duncanville Independent School District Participating VRDN:
Series MSTC 3000, 3.96% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	8,380	8,380
Series PT 3209, 3.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	4,325	4,325
Edinburg Consolidated Independent School District Participating VRDN:
Series Putters 1027, 3.97% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	11,690	11,690
Series SGA 106, 3.94% (Liquidity Facility Societe Generale) (b)(d)	2,485	2,485
Elgin Independent School District Participating VRDN Series DB 166, 3.94% (Liquidity Facility Deutsche Bank AG) (b)(d)	5,640	5,640
Frisco Gen. Oblig. Participating VRDN:
Series MSTC 01 170, 3.94% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	13,105	13,105
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Frisco Gen. Oblig. Participating VRDN: - continued
Series PT 1905, 3.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	$ 4,040	$ 4,040
Frisco Independent School District Participating VRDN Series Putters 476, 3.97% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	4,150	4,150
Grapevine-Colleyville Independent School District Participating VRDN Series PT 3530, 3.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	8,110	8,110
Harlandale Independent School District Participating VRDN Series SGA 100, 3.94% (Liquidity Facility Societe Generale) (b)(d)	7,480	7,480
Harris County Gen. Oblig. Participating VRDN:
Series EGL 02 6012 Class A, 3.96% (Liquidity Facility Citibank NA) (b)(d)	4,000	4,000
Series PA 02 1095, 3.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	11,185	11,185
Series Putters 545, 3.97% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	4,660	4,660
Series Putters 646, 3.97% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	4,195	4,195
Harris County Health Facilities Dev. Corp. Hosp. Rev. Participating VRDN Series LB 05 L15, 4.03% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)	6,445	6,445
Harris County Health Facilities Dev. Corp. Rev. (Saint Dominic Village Proj.) Series 2000, 3.98%, LOC JPMorgan Chase Bank, VRDN (b)	4,595	4,595
Harris County-Houston Sports Auth. Rev. Participating VRDN Series PZ 95, 3.97% (Liquidity Facility BNP Paribas SA) (b)(d)	15,180	15,180
Harris County-Houston Sports Auth. Spl. Rev.:
Participating VRDN Series PZ 65, 3.97% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	8,165	8,165
(Rodeo Proj.) Series 2001 C, 3.98% (MBIA Insured), VRDN (b)	13,900	13,900
Hays Consolidated Independent School District Participating VRDN Series Putters 632, 3.97% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	3,175	3,175
HFDC of Central Texas, Inc. Hosp. Rev. Bonds Series Putters 1233, 3.4%, tender 2/15/07 (Liquidity Facility JPMorgan Chase & Co.) (b)(d)(e)	14,990	14,990

	Principal Amount (000s)	Value (000s)
Houston Wastewtr. Finl. Svcs. Auth. Participating VRDN Series LB 06 P91, 4.03% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)	$ 7,715	$ 7,715
Houston Arpt. Sys. Rev. Participating VRDN:
Series EGL 01 4306, 3.96% (Liquidity Facility Citibank NA) (b)(d)	8,910	8,910
Series MS 845, 3.95% (Liquidity Facility Morgan Stanley) (b)(d)	3,010	3,010
Houston Cmnty. College Sys. Rev. Participating VRDN Series PT 3739, 3.96% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	1,350	1,350
Houston Gen. Oblig.:
Participating VRDN:
Series EGL 04 23 Class A, 3.96% (Liquidity Facility Citibank NA) (b)(d)	4,950	4,950
Series PT 969, 3.94% (Liquidity Facility DEPFA BANK PLC) (b)(d)	18,835	18,835
Series D, 3.61% 3/13/07 (Liquidity Facility DEPFA BANK PLC), CP	15,000	15,000
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. Participating VRDN Series EGL 01 4303 Class A, 3.96% (Liquidity Facility Citibank NA) (b)(d)	7,500	7,500
Houston Independent School District Participating VRDN Series Solar 06 19, 3.94% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(d)	4,720	4,720
Houston Occupancy Tax and Spl. Rev. Participating VRDN Series MSTC 06 254, 3.96% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	3,400	3,400
Houston Util. Sys. Rev.:
Participating VRDN:
Series EGL 06 78 Class A, 3.96% (Liquidity Facility Bayerische Landesbank (UNGTD)) (b)(d)	17,000	17,000
Series PT 2303, 3.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,650	5,650
Series PT 3197, 3.87% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	15,120	15,120
Series Putters 669, 3.97% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	6,420	6,420
Series Putters 906, 3.97% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	5,000	5,000
Series Solar 06 70, 3.94% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(d)	17,200	17,200
Series TOC 04 A, 3.95% (Liquidity Facility Goldman Sachs Group, Inc.) (b)(d)	12,600	12,600
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Houston Util. Sys. Rev.: - continued
Series A, 3.62% 2/15/07 (Liquidity Facility Bayerische Landesbank Girozentrale) (Liquidity Facility WestLB AG), CP	$ 7,000	$ 7,000
Houston Wtr. & Swr. Sys. Rev. Participating VRDN:
Series BA 02 F, 3.99% (Liquidity Facility Bank of America NA) (b)(d)	6,525	6,525
Series PT 3568, 3.94% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	9,330	9,330
Series SG 120, 3.94% (Liquidity Facility Societe Generale) (b)(d)	30,305	30,305
Humble Independent School District Participating VRDN Series Solar 06 20, 3.94% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(d)	14,490	14,490
Jefferson County Participating VRDN Series PT 1414, 3.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,465	6,465
Keller Independent School District Participating VRDN Series PT 2280, 3.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,320	6,320
Klein Independent School District Participating VRDN Series PT 3371, 3.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	3,225	3,225
Leander Independent School District Participating VRDN:
Series PT 2405, 3.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,250	5,250
Series Putters 507, 3.97% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	7,195	7,195
Lower Colorado River Auth. Rev.:
Participating VRDN Series EGL 00 4302, 3.96% (Liquidity Facility Citibank NA) (b)(d)	5,880	5,880
Series A, 3.6% 3/7/07 (Liquidity Facility JPMorgan Chase Bank), CP	5,400	5,400
Lower Colorado River Auth. Transmission Contract Rev. Participating VRDN Series ROC II R4530, 3.95% (Liquidity Facility Citigroup, Inc.) (b)(d)	5,620	5,620
Mansfield Independent School District Participating VRDN Series PA 1174, 3.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	10,080	10,080
McAllen Wtrwks. & Swr. Sys. Rev. Participating VRDN Series Putters 1064, 3.97% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	5,880	5,880

	Principal Amount (000s)	Value (000s)
McKinney Independent School District Participating VRDN Series Floaters 2006 26, 3.95% (Liquidity Facility Wells Fargo & Co.) (b)(d)	$ 9,935	$ 9,935
Mesquite Independent School District Participating VRDN Series PT 2192, 3.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,250	6,250
Mission Consolidated Independent School District Participating VRDN Series SGA 105, 3.94% (Liquidity Facility Societe Generale) (b)(d)	6,000	6,000
North East Texas Independent School District Participating VRDN:
Series PT 1249, 3.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	18,340	18,340
Series Putters 1395, 3.97% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	5,740	5,740
North Texas Muni. Wtr. District Wtr. Sys. Rev. Participating VRDN Series ROC II R6074, 3.95% (Liquidity Facility Citibank NA) (b)(d)	7,340	7,340
North Texas Tollway Auth. Dallas North Tollway Sys. Rev. Participating VRDN Series AAB 06 6, 3.96% (Liquidity Facility ABN-AMRO Bank NV) (b)(d)	10,015	10,015
Odessa Wtr. & Swr. Rev. Participating VRDN Series EGL 01 4307, 3.96% (Liquidity Facility Citibank NA) (b)(d)	2,085	2,085
Pasadena Gen. Oblig. Participating VRDN Series Putters 1037, 3.97% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	5,525	5,525
Plano Independent School District:
Bonds 3.65%, tender 2/15/07 (Permanent School Fund of Texas Guaranteed) (b)	15,660	15,660
Participating VRDN:
Series Putters 1428:
3.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,225	5,225
3.97% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	3,400	3,400
Series ROC II R2106, 3.95% (Liquidity Facility Citigroup, Inc.) (b)(d)	17,215	17,215
Reset Optional Ctfs. Trust II-R Participating VRDN Series ROC RR II 650, 3.95% (Liquidity Facility Citibank NA) (b)(d)	11,525	11,525
Rio Grande City Consolidated Independent School District Participating VRDN Series PT 1494, 3.97% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	3,145	3,145
Rockwell Independent School District Participating VRDN Series MSTC 06 270 Class A, 3.96% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	7,420	7,420
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
San Antonio Elec. & Gas Sys. Rev.:
Participating VRDN:
Series PT 1977, 3.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	$ 7,250	$ 7,250
Series Putters 1451, 3.97% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	3,430	3,430
Series SG 105, 3.94% (Liquidity Facility Societe Generale) (b)(d)	54,300	54,300
4.03% (Liquidity Facility Bank of America NA), VRDN (b)	87,300	87,300
San Antonio Gen. Oblig. Participating VRDN:
Series Putters PZ 159, 3.96% (Liquidity Facility Wells Fargo & Co.) (b)(d)	4,440	4,440
Series ROC II R7519, 3.95% (Liquidity Facility Citigroup, Inc.) (b)(d)	5,125	5,125
San Antonio Independent School District:
Bonds Series AAB 01 28, 3.96%, tender 1/5/07 (Liquidity Facility ABN-AMRO Bank NV) (b)(d)	3,400	3,400
Participating VRDN Series PT 1600, 3.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	12,020	12,020
San Antonio Wtr. Sys. Rev. Participating VRDN:
Series EGL 05 3005 Class A, 3.96% (Liquidity Facility Citibank NA) (b)(d)	6,055	6,055
Series EGL 06 5 Class A, 3.96% (Liquidity Facility Citibank NA) (b)(d)	14,500	14,500
Series Merlots 00 VV, 3.95% (Liquidity Facility Wachovia Bank NA) (b)(d)	21,000	21,000
Series MS 1237, 3.95% (Liquidity Facility Morgan Stanley) (b)(d)	18,750	18,750
Series SG 02 159, 3.94% (Liquidity Facility Societe Generale) (b)(d)	22,500	22,500
Schertz/Seguin Local Govt. Corp. Contract Rev. Participating VRDN Series MSTC 01 114, 3.94% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	9,995	9,995
Socorro Independent School District Participating VRDN:
Series EGL 00 4306, 3.96% (Liquidity Facility Citibank NA) (b)(d)	5,900	5,900
Series PT 2653, 3.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	11,010	11,010
Series Putters 1036, 3.97% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	9,645	9,645
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) 3.97% (Liquidity Facility Bank of New York, New York), VRDN (b)	22,380	22,380

	Principal Amount (000s)	Value (000s)
Spring Independent School District Participating VRDN Series Solar 06 62, 3.94% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(d)	$ 13,000	$ 13,000
Tarrant County Health Facilities Dev. Corp. Health Sys. Rev. Participating VRDN Series Merlots 00 BB, 3.95% (Liquidity Facility Wachovia Bank NA) (b)(d)	7,875	7,875
Temple Independent School District Participating VRDN Series DB 136, 3.94% (Liquidity Facility Deutsche Bank AG) (b)(d)	8,165	8,165
Texas A&M Univ. Rev. Participating VRDN Series ROC II R4005, 3.95% (Liquidity Facility Citigroup, Inc.) (b)(d)	4,930	4,930
Texas Gen. Oblig.:
Participating VRDN:
Series EGL 06 126, Class A, 3.96% (Liquidity Facility Citibank NA) (b)(d)	14,400	14,400
Series MS 1147, 3.95% (Liquidity Facility Morgan Stanley) (b)(d)	4,005	4,005
Series PT 3026, 3.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	4,160	4,160
Series PT 3670, 3.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	62,080	62,080
Series Putters 05 1013A, 3.97% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	3,645	3,645
Series Putters 1016, 3.97% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	3,305	3,305
Series Putters 1361, 3.97% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	8,765	8,765
Series Solar 06 57, 3.94% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(d)	5,100	5,100
TRAN 4.5% 8/31/07	161,300	162,267
Texas Muni. Pwr. Agcy. Rev. Participating VRDN Series Putters 1332, 3.97% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	4,485	4,485
Texas State Univ. Sys. Fing. Rev. Participating VRDN:
Series PT 3473, 3.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	8,125	8,125
Series PT 3474, 3.95% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	12,770	12,770
Texas Trans. Commission State Hwy. Fund Rev. Participating VRDN Series Putters 1329, 3.97% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	12,675	12,675
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Texas Trans. Hwy. Participating VRDN Series MSTC 7026, 3.95% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	$ 6,425	$ 6,425
The Colony Wtr. & Swr. Sys. Rev. Participating VRDN Series PT 2369, 3.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	7,370	7,370
Trinity River Auth. Rev. Participating VRDN Series Putters 1058 B, 3.97% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	4,985	4,985
Tyler Health Facilities Dev. Corp. Hosp. Rev. Bonds Series PT 833, 3.64%, tender 3/15/07 (Liquidity Facility Svenska Handelsbanken AB) (b)(d)(e)	6,500	6,500
United Independent School District Participating VRDN Series PT 3121, 3.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,755	5,755
Univ. of North Texas Univ. Rev. Participating VRDN Series SGA 146, 3.94% (Liquidity Facility Societe Generale) (b)(d)	3,000	3,000
Univ. of Texas Univ. Revs. Participating VRDN:
Series MS 98 97, 3.95% (Liquidity Facility Morgan Stanley) (b)(d)	14,885	14,885
Series Putters 1328, 3.97% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	8,665	8,665
Series Putters 584, 3.97% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	13,745	13,745
Series Putters 592, 3.97% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	5,565	5,565
Waco Gen. Oblig. Participating VRDN Series PT 2098, 3.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,420	5,420
White Settlement Independent School District Participating VRDN Series PT 3047, 3.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	7,075	7,075
Wylie Independent School District Participating VRDN Series PT 2316, 3.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,460	6,460
Ysleta Independent School District Participating VRDN:
Series Putters 1039, 3.97% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	2,860	2,860
Series Putters 1051, 3.97% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	5,840	5,840
		1,731,562

	Principal Amount (000s)	Value (000s)
Utah - 1.1%
Central Utah Wtr. Conservatory District Participating VRDN Series PT 2420, 3.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	$ 5,265	$ 5,265
Intermountain Pwr. Agcy. Pwr. Supply Rev. Series B, 3.88% (FGIC Insured), VRDN (b)	19,800	19,800
Murray City Hosp. Rev. (IHC Health Services, Inc. Proj.) Series C, 3.95% (Liquidity Facility Citibank NA), VRDN (b)	27,500	27,500
Orem Wtr. & Storm Swr. Rev. Participating VRDN Series ROC II R 7506, 3.95% (Liquidity Facility Citigroup, Inc.) (b)(d)	6,230	6,230
Salt Lake City Sales Tax Rev. 4.03% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)	14,450	14,450
Utah Gen. Oblig. Participating VRDN Series Putters 1370, 3.97% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	5,600	5,600
Utah Trans. Auth. Sales Tax Rev. Participating VRDN:
Series MS 1197, 3.95% (Liquidity Facility Morgan Stanley) (b)(d)	20,000	20,000
Series ROC II R 609PB, 3.96% (Liquidity Facility Deutsche Postbank AG) (b)(d)	4,030	4,030
		102,875
Vermont - 0.1%
Vermont Hsg. Fin. Agcy. Student Hsg. Fin. Agcy. (West Block Univ. of Vermont Apts. Proj.) Series 2004 A, 3.93%, LOC Bank of Nova Scotia, New York Agcy., VRDN (b)	12,075	12,075
Virginia - 1.0%
Chesterfield County Indl. Dev. Auth. Rev. Participating VRDN Series PT 886, 3.99% (Liquidity Facility Lloyds TSB Bank PLC) (b)(d)	4,300	4,300
Loudoun County Gen. Oblig. Participating VRDN Series Putters 451, 3.97% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	3,870	3,870
Portsmouth Participating VRDN Series ROC II R6054, 3.95% (Liquidity Facility Citigroup, Inc.) (b)(d)	3,170	3,170
Tobacco Settlement Fing. Corp. Participating VRDN Series PA 1303, 3.96% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	4,900	4,900
Univ. of Virginia Univ. Revs. Participating VRDN:
Series EGL 06 17 Class A, 3.96% (Liquidity Facility Citibank NA) (b)(d)	12,200	12,200
Series MS 856, 3.95% (Liquidity Facility Morgan Stanley) (b)(d)	3,000	3,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Virginia College Bldg. Auth. Edl. Facilities Rev. Participating VRDN:
Series MS 01 721, 3.95% (Liquidity Facility Morgan Stanley) (b)(d)	$ 28,035	$ 28,035
Series Putters 134, 3.97% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	14,305	14,305
Virginia Commonwealth Trans. Board Trans. Rev. Participating VRDN Series MS 01 727, 3.95% (Liquidity Facility Morgan Stanley) (b)(d)	3,665	3,665
Virginia Pub. School Auth. Participating VRDN Series Putters 139, 3.97% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	16,890	16,890
		94,335
Washington - 5.8%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Participating VRDN Series PT 3449, 3.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,915	6,915
Central Puget Sound Reg'l. Trans. Auth. Sales Tax & Motor Vehicle Excise Tax Rev. Participating VRDN Series MSTC 00 101, 3.95% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	9,795	9,795
Clark County Gen. Oblig. Participating VRDN Series Putters 541, 3.97% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	3,960	3,960
Clark County School District #114, Evergreen Participating VRDN Series PT 1575, 3.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,105	5,105
Clover Park School District #400, Pierce County Gen. Oblig. Participating VRDN Series Tops 06 35, 3.96% (Liquidity Facility ABN-AMRO Bank NV) (b)(d)	10,815	10,815
Energy Northwest Elec. Rev. Participating VRDN:
Series EGL 06 65 Class A, 3.96% (Liquidity Facility Bayerische Landesbank (UNGTD)) (b)(d)	29,905	29,905
Series PA 825, 3.96% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,245	6,245
Series PT 1978, 3.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,490	6,490
Series Putters 256, 3.97% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	4,545	4,545
Series ROC II R4524, 3.95% (Liquidity Facility Citigroup, Inc.) (b)(d)	5,010	5,010
Everett Gen. Oblig. 3.95%, LOC Bank of America NA, VRDN (b)	2,600	2,600

	Principal Amount (000s)	Value (000s)
Goat Hill Properties Lease Rev. Participating VRDN Series Putters 957, 3.97% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	$ 7,305	$ 7,305
King County Gen. Oblig. Participating VRDN:
Series MS 1242, 3.95% (Liquidity Facility Morgan Stanley) (b)(d)	7,000	7,000
Series PT 2170, 3.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	8,010	8,010
King County Pub. Hosp. District #2 Participating VRDN Series PT 2469, 3.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	7,870	7,870
King County School District #401 Highline Pub. Schools Participating VRDN Series ROC RR II R 2151, 3.95% (Liquidity Facility Citigroup, Inc.) (b)(d)	5,260	5,260
King County Swr. Rev.:
Participating VRDN:
Series MS 01 554, 3.95% (Liquidity Facility Morgan Stanley) (b)(d)	9,520	9,520
Series Solar 06 77, 3.94% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(d)	7,670	7,670
Series A, 3.6% 3/13/07 (Liquidity Facility Bayerische Landesbank Girozentrale), CP	3,000	3,000
Port of Seattle Participating VRDN Series LB 06 P93, 4.03% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)	15,590	15,590
Port of Seattle Passenger Facilities Charge Rev. Participating VRDN Series ROC II R 638, 3.95% (Liquidity Facility Citibank NA) (b)(d)	10,640	10,640
Port of Seattle Rev.:
Participating VRDN:
Series PT 3043, 3.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	8,360	8,360
Series PT 3499, 3.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	7,250	7,250
Series ROC II R 9029, 3.95% (Liquidity Facility Citigroup, Inc.) (b)(d)	9,545	9,545
Series ROC II RR 9028, 3.95% (Liquidity Facility Citigroup, Inc.) (b)(d)	9,545	9,545
Series A1, 3.62% 3/7/07, LOC Bank of America NA, CP	5,650	5,650
Port of Tacoma Rev.:
Participating VRDN Series PT 2164, 3.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	7,895	7,895
Series A, 3.6% 3/8/07, LOC WestLB AG, CP	18,000	18,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Seattle Drain & Wastewtr. Util. Rev. Participating VRDN Series SG 00 135, 3.94% (Liquidity Facility Societe Generale) (b)(d)	$ 19,885	$ 19,885
Seattle Drainage & Wastewtr. Rev. Participating VRDN Series PT 1604, 3.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	8,720	8,720
Seattle Wtr. Sys. Rev. Participating VRDN Series Solar 06 2, 3.94% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(d)	9,835	9,835
Snohomish County Hsg. Auth. Hsg. Rev. (Ebey Arms Centerhouse Proj.) 3.95%, LOC Bank of America NA, VRDN (b)	3,000	3,000
Spokane County School District #81 Participating VRDN Series ROC II R4000, 3.95% (Liquidity Facility Citigroup, Inc.) (b)(d)	3,545	3,545
Tacoma Convention Ctr. Participating VRDN Series PT 2344, 3.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,025	6,025
Tacoma Gen. Oblig. Participating VRDN Series PT 2322, 3.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,770	5,770
Thurston County School District #111 Participating VRDN Series Putters 1396, 3.97% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	8,275	8,275
Tulalip Tribes of The Tulalip Reservation Spl. Rev. 3.92%, LOC Bank of America NA, VRDN (b)	10,430	10,430
Washington Econ. Dev. Fin. Auth. Lease Participating VRDN Series PT 2333, 3.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,730	6,730
Washington Gen. Oblig. Participating VRDN:
Series Clipper 05 39, 3.95% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(d)	18,570	18,570
Series EGL 00 4703, 3.96% (Liquidity Facility Citibank NA) (b)(d)	14,140	14,140
Series EGL 00 4704, 3.96% (Liquidity Facility Citibank NA) (b)(d)	3,065	3,065
Series EGL 00 4705, 3.96% (Liquidity Facility Citibank NA) (b)(d)	8,235	8,235
Series MS 00 388, 3.95% (Liquidity Facility Morgan Stanley) (b)(d)	12,145	12,145
Series PT 2563, 3.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	9,420	9,420
Series Putters 1359, 3.97% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	1,810	1,810
Series Putters 1360, 3.97% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	4,075	4,075

	Principal Amount (000s)	Value (000s)
Series RobIns 6, 3.95% (Liquidity Facility Bank of New York, New York) (b)(d)	$ 13,095	$ 13,095
Series ROC II R 6090, 3.95% (Liquidity Facility Citigroup, Inc.) (b)(d)	7,785	7,785
Series ROC II R 614, 3.95% (Liquidity Facility Citibank NA) (b)(d)	17,500	17,500
Washington Health Care Facilities Auth. Rev.:
Participating VRDN:
Series FRRI 02 L45J, 4.03% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)	40,335	40,335
Series LB 05 L1, 4.03% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)	21,520	21,520
(Seattle Cancer Care Alliance Proj.) 3.95%, LOC Keybank Nat'l. Assn, VRDN (b)	4,250	4,250
Washington Hsg. Fin. Commission Nonprofit Hsg. Rev. (Horizon House Proj.) 3.94%, LOC Bank of America NA, VRDN (b)	24,795	24,795
		522,450
West Virginia - 0.5%
West Virginia Gen. Oblig. Participating VRDN:
Series AAB 00 12, 3.94% (Liquidity Facility ABN-AMRO Bank NV) (b)(d)	6,000	6,000
Series Putters 1114, 3.97% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	4,240	4,240
West Virginia High Edl. Participating VRDN Series LB 06 P96, 4.03% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)	15,795	15,795
West Virginia Higher Ed. Policy Commission Rev. Participating VRDN Series Solar 06 50, 3.94% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(d)	15,720	15,720
West Virginia Univ. Revs. Participating VRDN Series PZ 56, 3.97% (Liquidity Facility BNP Paribas SA) (b)(d)	2,215	2,215
		43,970
Wisconsin - 1.6%
Green Bay Wtr. Sys. Rev. Participating VRDN Series PT 2396, 3.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,710	5,710
Manitowoc Elec. Rev. Participating VRDN Series DB 110, 3.94% (Liquidity Facility Deutsche Bank AG) (b)(d)	14,315	14,315
Milwaukee Redev. Auth. Rev. Participating VRDN Series PT 2042, 3.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,955	5,955
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Milwaukee Swr. Rev. Participating VRDN Series ROC II R4500, 3.95% (Liquidity Facility Citigroup, Inc.) (b)(d)	$ 3,540	$ 3,540
Univ. of Wisconsin Hosp. & Clinics Auth. Participating VRDN Series Merlots 00 RR, 3.95% (Liquidity Facility Wachovia Bank NA) (b)(d)	7,000	7,000
Wisconsin Gen. Oblig.:
Participating VRDN:
Series MS 1166, 3.95% (Liquidity Facility Morgan Stanley) (b)(d)	39,640	39,640
Series Putters 1321, 3.97% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	4,140	4,140
3.6% 3/6/07, CP	6,860	6,860
Wisconsin Health & Edl. Facilities Auth. Rev.:
Bonds:
Series MT 318, 3.63%, tender 3/15/07 (Liquidity Facility Landesbank Hessen-Thuringen) (b)(d)(e)	23,700	23,700
Series PT 761, 3.92%, tender 3/15/07 (Liquidity Facility Svenska Handelsbanken AB) (b)(d)(e)	7,585	7,585
Participating VRDN Series RobIns 03 A, 3.96% (Liquidity Facility Bank of New York, New York) (b)(d)	7,434	7,434
(Prohealth, Inc. Proj.) Series 2001 B, 4% (AMBAC Insured), VRDN (b)	7,240	7,240
(Riverview Hosp. Assoc. Proj.) Series 2001, 4.05%, LOC U.S. Bank NA, Minnesota, VRDN (b)	7,400	7,400
(The Lutheran Home, Inc. Proj.) 3.94%, LOC M&I Marshall & Ilsley Bank, VRDN (b)	4,900	4,900
		145,419
	Shares
Other - 2.3%
Fidelity Tax-Free Cash Central Fund, 3.93% (a)(c)	204,692,000	204,692
TOTAL INVESTMENT PORTFOLIO - 99.3% (Cost $8,896,303)	8,896,303
NET OTHER ASSETS - 0.7%	59,117
NET ASSETS - 100%	$ 8,955,420
Security Type Abbreviations
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
TAN - TAX ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.
(d) Provides evidence of ownership in one or more underlying municipal bonds.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $110,790,000 or 1.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
Fraser Pub. School District Participating VRDN Series AAB 05 39, 3.63% tender 12/6/07 (Liquidity Facility ABN-AMRO Bank NV)	9/14/05	$ 8,000
HFDC of Central Texas, Inc. Hosp. Rev. Bonds Series Putters 1233, 3.4%, tender 2/15/07 (Liquidity Facility JPMorgan Chase & Co.)	1/20/06	$ 14,990
Louisiana Gen. Oblig. Bonds Series MT 158, 3.63%, tender 3/15/07 (Liquidity Facility BNP Paribas SA)	12/18/06	$ 22,915
Tyler Health Facilities Dev. Corp. Hosp. Rev. Bonds Series PT 833, 3.64%, tender 3/15/07 (Liquidity Facility Svenska Handelsbanken AB)	12/15/06	$ 6,500
Wichita Hosp. Rev. Bonds Series MT 170, 3.43%, tender 2/1/07 (Liquidity Facility Landesbank Hessen-Thuringen)	11/10/05 - 2/1/06	$ 27,100
Wisconsin Health & Edl. Facilities Auth. Rev. Bonds Series MT 318, 3.63%, tender 3/15/07 (Liquidity Facility Landesbank Hessen-Thuringen)	12/15/06	$ 23,700
Wisconsin Health & Edl. Facilities Auth. Rev. Bonds Series PT 761, 3.92%, tender 3/15/07 (Liquidity Facility Svenska Handelsbanken AB)	12/15/06	$ 7,585
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Tax-Free Cash Central Fund	$ 5,562
Income Tax Information
At December 31, 2006, the aggregate cost of investment securities for income tax purposes was $8,896,303,000.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Investments in open-end mutual funds, including Fidelity Central Funds, are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Institutional Money Market Funds:

Treasury Portfolio

December 31, 2006

1.811325.102

TRES-QTLY-0207

Investments December 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Repurchase Agreements - 100.0%
	Maturity Amount (000s)	Value (000s)
In a joint trading account at:
4.8% dated 12/29/06 due 1/2/07 (Collateralized by U.S. Treasury Obligations) #	$ 324,307	$ 324,134
4.89% dated 12/29/06 due 1/2/07 (Collateralized by U.S. Treasury Obligations) #	8,457,043	8,452,452
With:
Merrill Lynch Government Securities, Inc. at:
5.1%, dated 3/30/06 due 3/30/07 (Collateralized by U.S. Treasury Obligations valued at $105,968,764, 2.63% - 4.63%, 5/15/08 - 4/15/32)	105,171	100,000
5.25%, dated 9/6/06 due 1/4/07 (Collateralized by U.S. Treasury Obligations valued at $283,091,585, 2.63% - 4.5%, 5/15/08 - 9/30/11)	277,778	273,000
UBS Warburg LLC at:
5.23%, dated:
10/10/06 due 4/9/07 (Collateralized by U.S. Treasury Obligations valued at $207,773,078, 0% - 3.88%, 3/22/07 - 4/15/29)	200,128	195,000
11/9/06 due 5/8/07 (Collateralized by U.S. Treasury Obligations valued at $186,183,129, 0% - 3.88%, 3/22/07 - 4/15/29)	179,576	175,000
5.25%, dated 6/7/06 due 1/3/07 (Collateralized by U.S. Treasury Obligations valued at $250,911,388, 0% - 4.25%, 3/22/07 - 4/15/29)	241,166	234,000
5.4%, dated 7/20/06 due 1/16/07 (Collateralized by U.S. Treasury Obligations valued at $225,199,986, 0% - 4.25%, 3/22/07 - 1/15/10)	215,670	210,000
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $9,963,586)	9,963,586
NET OTHER ASSETS - 0.0%	(3,370)
NET ASSETS - 100%	$ 9,960,216
Legend
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$324,134,000 due 1/02/07 at 4.80%
BNP Paribas Securities Corp.	$ 92,637
Banc of America Securities LLC	20,959
Citigroup Global Markets, Inc.	210,538
$ 324,134
$8,452,452,000 due 1/02/07 at 4.89%
BNP Paribas Securities Corp.	$ 75,978
Banc of America Securities LLC	689,465
Barclays Capital, Inc.	344,732
Bear Stearns & Co., Inc.	2,068,395
Deutsche Bank Securities, Inc.	689,465
HSBC Securities (USA), Inc.	861,831
J.P. Morgan Securities, Inc.	689,465
Merrill Lynch Government Securities, Inc.	2,067,870
Morgan Stanley & Co., Inc.	965,251
$ 8,452,452
Income Tax Information
At December 31, 2006, the aggregate cost of investment securities for income tax purposes was $9,963,586,000.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Security transactions are accounted for as of trade date.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report
for

Fidelity ® Institutional Money Market Funds:

Prime Money Market Portfolio

December 31, 2006

1.811333.102

DOM-QTLY-0207

Investments December 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Certificates of Deposit - 28.0%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Domestic Certificates Of Deposit - 0.4%
American Express Centurion Bank
6/21/07	5.35%	$ 48,000	$ 48,000
			48,000
London Branch, Eurodollar, Foreign Banks - 9.1%
Calyon
1/24/07 to 2/12/07	5.00 to 5.22	165,000	165,000
Credit Agricole SA
2/12/07 to 4/18/07	5.31 to 5.36	170,000	170,000
Credit Industriel et Commercial
1/29/07 to 5/8/07	5.22 to 5.40	278,000	278,000
Deutsche Bank AG
1/30/07	4.86	105,000	105,000
Dresdner Bank AG
3/5/07	5.40	38,000	38,000
HBOS Treasury Services PLC
3/8/07 to 5/23/07	5.30 to 5.36	235,000	235,000
Landesbank Hessen-Thuringen
4/17/07	5.36	40,000	40,000
Societe Generale
4/17/07 to 1/3/08	5.30 to 5.35	181,000	181,000
			1,212,000
New York Branch, Yankee Dollar, Foreign Banks - 18.5%
BNP Paribas SA
4/17/07 to 10/2/07	5.30 to 5.45	290,000	290,000
Canadian Imperial Bank of Commerce
1/23/07	5.35 (c)	170,000	170,000
Credit Suisse First Boston
1/22/07 to 3/12/07	5.34 to 5.35 (c)	350,000	350,000
Credit Suisse Group
6/4/07	5.40 to 5.43	179,000	179,000
Deutsche Bank AG
2/5/07 to 1/11/08	4.90 to 5.43 (c)	393,000	393,000
HBOS Treasury Services PLC
4/17/07 to 5/23/07	5.35 to 5.36	165,000	165,000
Landesbank Baden-Wuert
4/13/07	5.35	51,000	51,001
Mizuho Corporate Bank Ltd.
1/29/07 to 2/14/07	5.34 to 5.56	221,000	221,000
Natexis Banques Populaires NY CD
12/12/07 to 12/18/07	5.40	184,000	184,000
Norinchukin Bank
2/20/07 to 3/1/07	5.35	423,000	422,995
Sumitomo Mitsui Banking Corp.
1/26/07 to 4/18/07	5.32 to 5.38	26,600	26,600
			2,452,596
TOTAL CERTIFICATES OF DEPOSIT			3,712,596
Commercial Paper - 18.7%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)

Aegis Finance LLC
1/12/07 to 2/9/07	5.33 to 5.34%	$ 125,000	$ 124,330
Aquifer Funding LLC
1/4/07 to 1/5/07	5.34	116,000	115,935
AT&T, Inc.
1/25/07 to 2/14/07	5.34 to 5.36	18,000	17,919
Bank of America Corp.
6/4/07	5.35	20,000	19,553
Bavaria TRR Corp.
1/11/07 to 1/25/07	5.37 to 5.40	61,000	60,832
Caisse Nat des Caisses d' Epargne
2/7/07	5.34 (b)	30,000	29,839
Capital One Multi-Asset Execution Trust
2/7/07 to 3/14/07	5.34 to 5.35	27,000	26,807
Charta LLC
2/16/07	5.39	14,000	13,904
Citigroup Funding, Inc.
1/19/07	5.34	50,000	49,867
Cullinan Finance Corp.
1/23/07	5.56 (b)	20,000	19,934
Davis Square Funding V Corp.
2/22/07 to 3/16/07	5.34 to 5.36	40,000	39,619
DZ Bank AG
1/16/07 to 2/2/07	5.32 to 5.33	174,000	173,271
Emerald (MBNA Credit Card Master Note Trust)
1/16/07 to 3/13/07	5.32 to 5.35	128,120	127,282
FCAR Owner Trust
1/16/07 to 3/15/07	5.32 to 5.57	209,000	207,823
Giro Funding US Corp.
1/16/07 to 3/30/07	5.33 to 5.35	57,000	56,602
Grampian Funding LLC
2/5/07 to 4/10/07	5.32 to 5.35	127,000	125,824
Grenadier Funding Corp.
2/13/07 to 3/22/07	5.32 to 5.35	66,988	66,335
Harrier Finance Funding LLC
6/27/07	5.35 (b)	50,000	48,723
HSBC Finance Corp.
3/23/07	5.35	15,000	14,822
Market Street Funding Corp.
1/17/07 to 3/22/07	5.33 to 5.36	38,000	37,871
Michigan Gen. Oblig.
10/4/07	5.41	23,600	23,600
Monument Gardens Funding
1/22/07 to 3/27/07	5.31 to 5.38	84,351	83,715
Motown Notes Program
1/19/07 to 3/23/07	5.35 to 5.38	86,000	85,242
Nationwide Building Society
3/9/07	5.34	15,000	14,853
Commercial Paper - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Nelnet Student Funding Ext CP LLC
1/9/07 to 3/19/07	5.33 to 5.34%	$ 42,000	$ 41,781
Newport Funding Corp.
3/5/07	5.31	5,000	4,954
Paradigm Funding LLC
1/22/07 to 3/26/07	5.33 to 5.39	136,000	135,234
Park Granada LLC
2/1/07 to 3/20/07	5.34 to 5.37	105,481	104,864
Park Sienna LLC
1/11/07 to 3/29/07	5.32 to 5.36	72,103	71,655
Strand Capital LLC
1/22/07 to 2/20/07	5.34 to 5.38	36,000	35,832
Stratford Receivables Co. LLC
1/8/07 to 2/14/07	5.33 to 5.40	279,928	278,947
Thames Asset Global Securities No. 1, Inc.
1/22/07 to 3/7/07	5.32 to 5.38	30,835	30,618
UniCredito Italiano Bank (Ireland) PLC
3/13/07 to 4/16/07	5.35 to 5.36	85,000	83,861
Zenith Funding Corp.
2/12/07 to 3/12/07	5.33 to 5.36 (b)	111,000	109,901
TOTAL COMMERCIAL PAPER			2,482,149
Federal Agencies - 0.6%

Federal Home Loan Bank - 0.6%
8/15/07 to 8/21/07	5.55 to 5.56	79,000	78,997
Bank Notes - 0.1%

M&I Marshall & Ilsley Bank
1/16/07	5.35 (c)	11,000	11,000
Master Notes - 2.5%

Asset Funding Co. III LLC
1/5/07	5.41 to 5.42 (c)(e)	148,000	148,000
Bear Stearns Companies, Inc.
1/5/07	5.40 (c)(e)	35,000	35,000
Goldman Sachs Group, Inc.
1/9/07 to 2/26/07	5.40 to 5.42 (c)(e)	130,000	130,000
Lehman Brothers Holdings, Inc.
4/30/07	5.46 (c)(e)	14,000	14,000
TOTAL MASTER NOTES			327,000
Medium-Term Notes - 29.4%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
AIG Matched Funding Corp.
2/15/07	5.36 to 5.37% (c)	$ 127,000	$ 127,000
2/15/07 to 11/15/07	5.34 to 5.37 (b)	149,000	149,000
Allstate Life Global Funding II
1/8/07 to 1/29/07	5.36 to 5.43 (b)(c)	31,000	31,000
American Express Credit Corp.
1/5/07	5.45 (c)	95,000	95,010
ASIF Global Financing XXX
1/23/07	5.37 (b)(c)	50,000	50,000
Australia & New Zealand Banking Group Ltd.
1/23/07	5.35 (b)(c)	26,000	26,000
Banque Federative du Credit Mutuel (BFCM)
1/16/07	5.35 (b)(c)	115,000	115,000
Bayerische Landesbank Girozentrale
1/17/07 to 2/20/07	5.38 to 5.42 (c)	135,000	135,000
BMW U.S. Capital LLC
1/16/07	5.35 (c)	16,000	16,000
BNP Paribas SA
1/26/07	5.34 (b)(c)	67,400	67,400
Caja Madrid SA
1/19/07	5.37 (c)	37,000	37,000
Calyon New York Branch
1/2/07	5.29 (c)	55,000	54,989
Commonwealth Bank of Australia
1/24/07	5.35 (c)	26,000	26,000
Cullinan Finance Corp.
2/26/07 to 6/25/07	5.33 to 5.46 (b)(c)	136,000	135,986
Cullinan Finance Ltd./Corp. Mtn 144A
10/15/07	5.41 (b)	38,000	38,000
DnB Nor ASA
1/25/07	5.34 (b)(c)	205,000	205,000
Eli Lilly Services, Inc.
1/2/07	5.34 (b)(c)	16,000	16,000
General Electric Capital Corp.
1/8/07 to 1/17/07	5.39 to 5.48 (c)	377,500	377,556
Genworth Life Insurance Co.
1/2/07	5.43 (c)(e)	15,000	15,000
Harrier Finance Funding LLC
3/20/07	5.35 (b)(c)	8,000	8,000
Hartford Life Global Funding Trust
1/16/07	5.37 (c)	35,000	35,000
HSBC Finance Corp.
1/24/07	5.38 (c)	37,000	37,000
HSBC USA, Inc.
1/16/07	5.35 (c)	45,000	45,000
HSH Nordbank AG
1/23/07	5.38 (b)(c)	36,000	36,000
ING USA Annuity & Life Insurance Co.
3/23/07	5.46 (c)(e)	18,000	18,000
Medium-Term Notes - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Intesa Bank Ireland PLC
1/25/07	5.35% (b)(c)	$ 170,000	$ 170,000
K2 (USA) LLC
3/12/07	5.31 (b)(c)	35,000	34,998
Kestrel Funding PLC US LLC 144A
1/26/07	5.34 (b)(c)	9,000	9,000
Key Bank NA
3/19/07	5.38 (c)	6,000	6,000
Merrill Lynch & Co., Inc.
1/4/07 to 1/16/07	5.36 to 5.60 (c)	193,000	193,153
Metropolitan Life Insurance Co.
1/8/07	5.36 (b)(c)	29,087	29,087
Monumental Global Funding III
3/20/07	5.35 (b)(c)	25,000	25,000
Morgan Stanley
1/2/07 to 1/29/07	5.37 to 5.44 (c)	275,000	275,004
National Rural Utils. Coop. Finance Corp.
1/4/07	5.33 (c)	5,000	5,000
Pacific Life Global Funding
1/16/07	5.40 (c)	5,000	5,000
1/4/07	5.40 (b)(c)	22,500	22,500
RACERS
1/22/07	5.37 (b)(c)	65,000	65,000
Royal Bank of Scotland PLC
1/22/07	5.34 (b)(c)	85,000	85,000
Security Life of Denver Insurance Co.
2/28/07	5.45 (c)(e)	14,000	14,000
Sigma Finance, Inc.
1/16/07 to 3/12/07	5.31 to 5.35 (b)(c)	105,000	104,995
Skandinaviska Enskilda Banken AB
3/8/07	5.34 (c)	82,000	82,000
Societe Generale
1/2/07	5.34 (b)(c)	76,000	76,000
UniCredito Italiano Bank (Ireland) PLC
1/16/07	5.36 (b)(c)	142,000	142,000
1/30/07	5.32 (c)	65,000	64,992
Unicredito Italiano Spa, New York
2/20/07 to 3/5/07	5.35 to 5.37 (c)	65,000	64,993
Wachovia Asset Securitization Issuance LLC
1/25/07	5.34 (b)(c)	7,592	7,592
Washington Mutual Bank
2/16/07 to 2/28/07	5.35 to 5.42 (c)	157,000	157,009
Washington Mutual Bank FA
1/24/07	5.33 (c)	51,000	51,000
1/31/07	5.36 (b)(c)	81,000	81,000
Washington Mutual Bank, California
2/28/07	5.41 (c)	5,000	5,001

Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Wells Fargo & Co.
1/2/07 to 1/16/07	5.36 to 5.40% (c)	$ 120,000	$ 120,001
WestLB AG
1/10/07 to 3/30/07	5.39 (b)(c)	92,000	92,000
Westpac Banking Corp.
3/12/07	5.39 (c)	15,000	15,000
TOTAL MEDIUM-TERM NOTES			3,898,266
Short-Term Notes - 1.7%

Hartford Life Insurance Co.
3/1/07	5.52 (c)(e)	25,000	25,000
Jackson National Life Insurance Co.
1/1/07	5.42 (c)(e)	10,000	10,000
Metropolitan Life Insurance Co.
1/2/07	5.49 (c)(e)	30,000	30,000
1/29/07	5.45 (b)(c)	10,000	10,000
Monumental Life Insurance Co.
1/2/07	5.49 to 5.52 (c)(e)	20,000	20,000
New York Life Insurance Co.
3/30/07	5.44 (c)(e)	95,000	95,000
Transamerica Occidental Life Insurance Co.
2/1/07	5.54 (c)(e)	35,000	35,000
TOTAL SHORT-TERM NOTES			225,000
Asset-Backed Securities - 0.7%

Master Funding Trust I
1/25/07 to 4/25/07	5.38 (c)	86,449	86,449
Wind Trust
2/25/07	5.32 (b)(c)	12,000	12,000
TOTAL ASSET-BACKED SECURITIES			98,449
Municipal Securities - 0.6%

Catholic Health Initiatives 5.36%, 2/13/07	22,500	22,500
LoanStar Assets Partners LP Student Ln. Rev. Series A, 5.3%, VRDN 1/5/07 (c)	50,000	50,000
TOTAL MUNICIPAL SECURITIES	72,500
Repurchase Agreements - 18.8%
	Maturity Amount (000s)
In a joint trading account at 5.33% dated 12/29/06 due 1/2/07:
(Collateralized by U.S. Government Obligations) #	$ 140	140
(Collateralized by U.S. Government Obligations) #	651	651
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With:
Banc of America Securities LLC at 5.35%, dated 12/29/06 due 1/2/07 (Collateralized by Corporate Obligations valued at $76,500,661, 5.25% - 7.75%, 2/22/11 - 12/1/36)	$ 75,045	$ 75,000
Barclays Capital, Inc. at 5.39%, dated 12/29/06 due 1/2/07 (Collateralized by Equity Securities valued at $265,650,035)	253,152	253,000
Citigroup Global Markets, Inc. at:
5.36%, dated 12/29/06 due 1/2/07 (Collateralized by Commercial Paper Obligations valued at $204,000,001)	200,119	200,000
5.42%, dated 12/29/06 due 1/2/07 (Collateralized by Corporate Obligations valued at $420,000,000, 4.75% - 10.63%, 4/15/07 - 7/15/37)	400,241	400,000
Credit Suisse First Boston, Inc. at 5.39%, dated 12/29/06 due 1/2/07 (Collateralized by Corporate Obligations valued at $23,101,378, 2.39% - 10.03%, 2/1/08 - 10/15/37)	22,013	22,000
Deutsche Bank Securities, Inc. at:
5.34%, dated 11/28/06 due 1/29/07 (Collateralized by Equity Securities valued at $56,700,014)	54,497	54,000
5.35%, dated:
12/1/06 due 1/12/07 (Collateralized by Corporate Obligations valued at $59,160,000, 3.88% - 7.75%, 9/7/07 - 12/1/66)	58,362	58,000
12/11/06 due 1/11/07 (Collateralized by Corporate Obligations valued at $15,300,000, 4% - 6.11%, 10/1/08 - 12/1/66)	15,069	15,000
5.38%, dated 10/19/06 due 1/19/07 (Collateralized by Corporate Obligations valued at $56,100,697, 4% - 9.52%, 10/1/08 - 12/31/49)	55,756	55,000
Goldman Sachs & Co. at:
5.38%, dated 12/29/06 due 1/2/07 (Collateralized by Corporate Obligations valued at $97,920,000, 5% - 9.35%, 10/27/10 - 6/25/46)	96,057	96,000
5.41%, dated 11/21/06 due 2/21/07 (Collateralized by Mortgage Loan Obligations valued at $181,560,001, 0% - 7.85%, 11/25/28 - 5/25/46) (c)(d)	180,461	178,000

	Maturity Amount (000s)	Value (000s)
With: - continued
Lehman Brothers, Inc. at 5.41%, dated 12/29/06 due 1/2/07 (Collateralized by Corporate Obligations valued at $621,327,503, 0% - 6.8%, 3/15/07 - 12/15/66)	$ 592,356	$ 592,000
Merrill Lynch, Pierce, Fenner & Smith at:
5.41%, dated 12/29/06 due 1/2/07 (Collateralized by Corporate Obligations valued at $403,204,885, 6.75% - 15.17%, 5/15/07 - 2/15/37)	384,231	384,000
5.42%, dated 10/17/06 due 1/17/07 (Collateralized by Corporate Obligations valued at $113,603,634, 6.63% - 12.5%, 1/1/10 - 2/15/28) (c)(d)	109,496	108,000
TOTAL REPURCHASE AGREEMENTS		2,490,791
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $13,396,748)	13,396,748
NET OTHER ASSETS - (1.1)%	(144,430)
NET ASSETS - 100%	$ 13,252,318
Security Type Abbreviation
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,051,955,000 or 15.5% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

(d) The maturity amount is based on the rate at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $589,000,000 or 4.4% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
Asset Funding Co. III LLC: 5.41%, 1/5/07	11/7/06	$ 70,000
5.42%, 1/5/07	8/29/06	$ 78,000
Bear Stearns Companies, Inc. 5.4%, 1/5/07	5/1/06	$ 35,000
Genworth Life Insurance Co. 5.43%, 1/2/07	7/31/06	$ 15,000
Goldman Sachs Group, Inc.: 5.4%, 1/9/07	1/9/06	$ 59,000
5.42%, 2/26/07	8/26/04	$ 71,000
Hartford Life Insurance Co. 5.52%, 3/1/07	12/16/03	$ 25,000
ING USA Annuity & Life Insurance Co. 5.46%, 3/23/07	6/23/05	$ 18,000
Jackson National Life Insurance Co. 5.42%, 1/1/07	3/31/03	$ 10,000
Lehman Brothers Holdings, Inc. 5.46%, 4/30/07	12/11/06	$ 14,000
Metropolitan Life Insurance Co. 5.49%, 1/2/07	3/26/02	$ 30,000
Monumental Life Insurance Co.: 5.49%, 1/2/07	9/17/98	$ 10,000
5.52%, 1/2/07	3/12/99	$ 10,000
New York Life Insurance Co. 5.44%, 3/30/07	2/28/02 - 12/19/02	$ 95,000
Security Life of Denver Insurance Co. 5.45%, 2/28/07	8/26/05	$ 14,000
Transamerica Occidental Life Insurance Co. 5.54%, 2/1/07	4/28/00	$ 35,000
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$140,000 due 1/02/07 at 5.33%
ABN AMRO Bank N.V., New York Branch	$ 24
BNP Paribas Securities Corp.	15
Banc of America Securities LLC	24
Barclays Capital, Inc.	24
Bear Stearns & Co., Inc.	35
Greenwich Capital Markets, Inc.	6
HSBC Securities (USA), Inc.	12
$ 140
$651,000 due 1/02/07 at 5.33%
BNP Paribas Securities Corp.	$ 205
Banc of America Securities LLC	74
Barclays Capital, Inc.	372
$ 651
Income Tax Information
At December 31, 2006, the aggregate cost of investment securities for income tax purposes was $13,396,748,000.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Security transactions are accounted for as of trade date.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Colchester Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Colchester Street Trust

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	February 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	February 26, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	February 26, 2007